Schedule of Investments (unaudited) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 79.5%

Aerospace & Defense — 0.6%
AAR Corp.	2,593	$46,052
Aerojet Rocketdyne Holdings, Inc.(a)	1,920	80,314
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	6,459	25,849
Axon Enterprise, Inc.(a)	1,716	121,441
Boeing Co.	1,540	229,676
Curtiss-Wright Corp.	624	57,664
HEICO Corp.	1,777	132,582
Hexcel Corp.	2,348	87,322
Howmet Aerospace, Inc.	938	15,064
Lockheed Martin Corp.	1,669	565,708
Meggitt PLC	1,244	4,472
Mercury Systems, Inc.(a)	1,563	111,504
Moog, Inc., Class A	1,357	68,569
MTU Aero Engines AG	37	5,350
Northrop Grumman Corp.	1,123	339,764
Raytheon Co.	1,814	237,906
Raytheon Technologies Corp.	725	68,389
Singapore Technologies Engineering Ltd.	35,800	78,324
Teledyne Technologies, Inc.(a)(b)	849	252,382
TransDigm Group, Inc.	55	17,610

		2,545,942

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	950	62,890
Deutsche Post AG, Registered Shares	1,940	52,009
DSV Panalpina AS	130	11,821
Expeditors International of Washington, Inc.	1,253	83,600
FedEx Corp.	445	53,961
Hub Group, Inc., Class A(a)	8,291	376,992
Radiant Logistics, Inc.(a)(b)	13,114	50,751
United Parcel Service, Inc., Class B	2,879	268,956
XPO Logistics, Inc.(a)(b)	366	17,842
Yamato Holdings Co. Ltd.	700	10,935
ZTO Express Cayman, Inc., - ADR(a)	4,120	109,097

		1,098,854

Airlines — 0.1%
Alaska Air Group, Inc.	1,152	32,798
ANA Holdings, Inc.	200	4,873
Copa Holdings SA, Class A	142	6,431
Delta Air Lines, Inc.	6,139	175,146
Deutsche Lufthansa AG, Registered Shares	479	4,480
easyJet PLC	1,574	10,907
Qantas Airways Ltd.	6,198	12,059
Southwest Airlines Co.	487	17,342

Security	Shares	Value

Airlines (continued)
Spirit Airlines, Inc.(a)	6,152	$79,299

		343,335

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	200	4,898
American Axle & Manufacturing Holdings, Inc.(a)(b)	7,040	25,414
Aptiv PLC	587	28,904
BorgWarner, Inc.(b)	471	11,478
Bridgestone Corp.	700	21,428
Cie Generale des Etablissements Michelin SCA	225	19,707
Continental AG	207	14,759
Cooper-Standard Holdings, Inc.(a)(b)	2,053	21,084
Denso Corp.	1,300	41,541
Goodyear Tire & Rubber Co.	10,338	60,167
Hyundai Mobis Co. Ltd.	172	23,792
LCI Industries	5,478	366,095
Lear Corp.(b)	164	13,325
Magna International, Inc.	543	17,328
Nexteer Automotive Group Ltd.	42,000	20,835
Pirelli & C SpA(c)	2,310	8,150
Standard Motor Products, Inc.(b)	1,390	57,782
Sumitomo Electric Industries Ltd.	1,400	14,627
Visteon Corp.(a)(b)	868	41,647

		812,961

Automobiles — 0.5%
Astra International Tbk PT	357,400	84,972
BAIC Motor Corp. Ltd., Class H(c)	74,500	29,305
Bayerische Motoren Werke AG	835	42,626
Daimler AG, Registered Shares	1,569	46,857
Ferrari NV	263	40,511
Fiat Chrysler Automobiles NV	1,298	9,266
Ford Motor Co.(b)	28,066	135,559
Ford Otomotiv Sanayi AS	12,834	95,303
Geely Automobile Holdings Ltd.	58,000	84,171
General Motors Co.(b)	15,639	324,978
Harley-Davidson, Inc.(b)	1,615	30,572
Hero MotoCorp Ltd.	2,479	52,275
Honda Motor Co. Ltd.	2,900	64,892
Hyundai Motor Co.	3,736	269,147
Isuzu Motors Ltd.	2,700	17,868
Mitsubishi Motors Corp.	2,300	6,480
Peugeot SA	1,329	17,303
Renault SA	377	7,165
Subaru Corp.	800	15,292
Suzuki Motor Corp.	1,300	30,955
Tesla, Inc.(a)(b)	981	514,044
Tofas Turk Otomobil Fabrikasi AS	9,799	24,374
Toyota Motor Corp.	4,800	289,271
Yamaha Motor Co. Ltd.	600	7,215

		2,240,401

1

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 5.9%
Abu Dhabi Commercial Bank PJSC	17,617	$21,987
ACNB Corp.	1,463	43,890
Agricultural Bank of China Ltd., Class A	96,600	45,745
Agricultural Bank of China Ltd., Class H	137,000	54,699
Al Rajhi Bank	39,969	572,311
Alinma Bank(a)	45,334	248,203
Amalgamated Bank, Class A	2,535	27,429
AMMB Holdings Bhd	47,400	32,873
Atlantic Union Bankshares Corp.	406	8,891
Australia & New Zealand Banking Group Ltd.	7,357	77,156
Axis Bank Ltd.	22,494	112,463
BancFirst Corp.	222	7,408
Banco Bilbao Vizcaya Argentaria SA	6,264	19,397
Banco Santander SA	23,783	56,575
Bancolombia SA - ADR(b)	9,325	232,752
Bancorp, Inc.(a)	11,436	69,417
BancorpSouth Bank	1,198	22,666
Bank Al-Jazira	22,211	66,630
Bank Central Asia Tbk PT	168,800	284,414
Bank Hapoalim BM	15,368	92,083
Bank Leumi Le-Israel BM	2,678	14,766
Bank Mandiri Persero Tbk PT	631,100	179,429
Bank Negara Indonesia Persero Tbk PT	226,700	52,873
Bank of America Corp.	50,602	1,074,281
Bank of Beijing Co. Ltd., Class A	215,600	146,210
Bank of China Ltd., Class H	1,478,000	562,621
Bank of Commerce Holdings	4,494	35,368
Bank of Communications Co. Ltd., Class A	180,700	131,021
Bank of Communications Co. Ltd., Class H	47,000	28,626
Bank of East Asia Ltd.	4,000	8,548
Bank of Guiyang Co. Ltd., Class A	84,600	90,847
Bank of Jiangsu Co. Ltd., Class A	167,298	141,120
Bank OZK(b)	1,713	28,607
Bank Polska Kasa Opieki SA	13,619	182,531
Bank Rakyat Indonesia Persero Tbk PT	301,100	55,223
Bank7 Corp.(b)	367	2,914
BankFinancial Corp.	5,231	46,085
Bankwell Financial Group, Inc.	609	9,293
Banner Corp.	8,722	288,175
Banque Saudi Fransi	3,326	22,830
Barclays PLC	32,471	36,901
BDO Unibank, Inc.	30,310	61,271
BNP Paribas SA	1,682	49,106
BOC Hong Kong Holdings Ltd.	9,000	24,705
Capital City Bank Group, Inc.(b)	6,010	120,921
Capitec Bank Holdings Ltd.	577	28,383
Capstar Financial Holdings, Inc.	3,005	29,719

Security	Shares	Value

Banks (continued)
Cathay General Bancorp(b)	24,173	$554,770
CBTX, Inc.	204	3,625
CenterState Bank Corp.	7,875	135,686
Central Pacific Financial Corp.(b)	18,926	300,923
China CITIC Bank Corp. Ltd., Class A	62,596	45,463
China CITIC Bank Corp. Ltd., Class H	202,000	99,336
China Construction Bank Corp., Class H	1,828,000	1,485,883
China Everbright Bank Co. Ltd., Class A	230,700	116,888
China Merchants Bank Co. Ltd., Class A	45,962	207,394
China Merchants Bank Co. Ltd., Class H	56,000	250,531
China Minsheng Banking Corp. Ltd., Class A	370,070	296,596
Chongqing Rural Commercial Bank Co. Ltd., Class H	63,000	25,661
CIMB Group Holdings Bhd	475,600	395,768
Citigroup, Inc.	11,178	470,817
Citizens Financial Group, Inc.	5,014	94,313
Civista Bancshares, Inc.(b)	2,752	41,170
Colony Bankcorp, Inc.	108	1,350
Comerica, Inc.	262	7,687
Commonwealth Bank of Australia	4,001	150,958
Community Bankers Trust Corp.	4,909	23,809
Credicorp Ltd.	629	89,991
Credit Agricole SA	981	6,941
CTBC Financial Holding Co. Ltd.	205,000	120,712
Cullen/Frost Bankers, Inc.(b)	2,973	165,864
Customers Bancorp, Inc.(a)	1,545	16,887
CVB Financial Corp.	5,392	108,110
DBS Group Holdings Ltd.	3,200	41,754
DNB ASA	6,849	76,304
Dubai Islamic Bank PJSC	32,718	31,954
E.Sun Financial Holding Co. Ltd.	120,000	95,791
East West Bancorp, Inc.	851	21,905
Erste Group Bank AG	666	12,193
Fifth Third Bancorp	778	11,553
First Abu Dhabi Bank PJSC	28,253	72,847
First BanCorp, Puerto Rico	326	1,734
First Commonwealth Financial Corp.	4,945	45,197
First Community Bancshares, Inc.(b)	5,985	139,451
First Financial Bankshares, Inc.	3,311	88,867
First Financial Holding Co. Ltd.	96,000	62,035
First Financial Northwest, Inc.	18,667	187,417
First Horizon National Corp.(b)	13,719	110,575
First Midwest Bancorp, Inc.	2,099	27,780
First Republic Bank	727	59,818
First Savings Financial Group, Inc.(b)	453	17,644
First United Corp.	982	14,033
Glacier Bancorp, Inc.	1,552	52,776
Grupo Financiero Banorte SAB de CV, Series O	19,011	52,090
Hang Seng Bank Ltd.	1,200	20,445
HBT Financial, Inc.	19,159	201,744
HDFC Bank Ltd.	6,829	77,824
HDFC Bank Ltd. - ADR	4,617	177,570

2

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Heartland Financial USA, Inc.	878	$26,516
Home BancShares, Inc.(b)	16,086	192,871
Hong Leong Bank Bhd	41,500	128,379
HSBC Holdings PLC	41,446	232,668
Huntington Bancshares, Inc.	853	7,003
Iberiabank Corp.	2,919	105,551
ICICI Bank Ltd.	57,322	249,436
Independent Bank Group, Inc.	3,276	77,576
Industrial & Commercial Bank of China Ltd., Class H	1,232,000	840,444
Industrial Bank Co. Ltd., Class A	100,000	222,727
ING Groep NV	3,762	19,277
International Bancshares Corp.	398	10,698
Intesa Sanpaolo SpA	23,142	37,445
Investar Holding Corp.	1,502	19,181
Investors Bancorp, Inc.	28,856	230,559
Israel Discount Bank Ltd., Series A	19,219	56,040
Japan Post Bank Co. Ltd.(b)	3,400	31,399
JPMorgan Chase & Co.	22,032	1,983,541
Kasikornbank PCL - NVDR	34,800	96,787
KB Financial Group, Inc.	7,343	206,515
KBC Group NV	358	16,244
KeyCorp	962	9,976
Lakeland Bancorp, Inc.(b)	6,566	70,978
Lakeland Financial Corp.(b)	1,766	64,901
M&T Bank Corp.	622	64,333
Macatawa Bank Corp.	505	3,596
Mercantile Bank Corp.	953	20,175
Mitsubishi UFJ Financial Group, Inc.	21,000	78,573
Mizrahi Tefahot Bank Ltd.	3,239	59,616
Mizuho Financial Group, Inc.	33,000	37,860
National Australia Bank Ltd.	7,230	74,164
National Bank Holdings Corp., Class A	2,352	56,213
National Commercial Bank	36,998	341,033
Nedbank Group Ltd.(b)	29,338	135,589
Nordea Bank Abp	7,677	43,186
Northrim BanCorp, Inc.	335	9,045
Opus Bank(b)	1,224	21,212
OTP Bank Nyrt	987	28,311
Oversea-Chinese Banking Corp. Ltd.	6,300	38,171
Pacific Mercantile Bancorp(a)(b)	25,243	118,895
Peoples Bancorp of North Carolina, Inc.	319	6,495
Powszechna Kasa Oszczednosci Bank Polski SA	47,366	257,102
Public Bank Bhd	42,800	157,452
Raiffeisen Bank International AG	433	6,228
Regions Financial Corp.	1,786	16,020
Republic Bancorp, Inc., Class A	7,218	238,411
Republic First Bancorp, Inc.(a)	99,132	217,099
Resona Holdings, Inc.	3,200	9,595
Riyad Bank	35,129	139,585
Royal Bank of Scotland Group PLC	18,053	24,893
Samba Financial Group	14,459	77,029
Sandy Spring Bancorp, Inc.(b)	29,864	676,121

Security	Shares	Value

Banks (continued)
Saudi British Bank	3,811	$20,352
ServisFirst Bancshares, Inc.	439	12,872
Shinhan Financial Group Co. Ltd.	18,445	431,506
Siam Commercial Bank PCL - NVDR	33,600	70,672
Sierra Bancorp(b)	9,182	161,420
Simmons First National Corp., Class A	924	17,002
Skandinaviska Enskilda Banken AB, Class A	3,608	24,163
Societe Generale SA	657	10,763
South Plains Financial, Inc.	6,038	93,529
South State Corp.	3,929	230,750
Southern National Bancorp of Virginia, Inc.	1,129	11,109
Standard Bank Group Ltd.(b)	62,610	358,325
Standard Chartered PLC	8,800	48,653
Sumitomo Mitsui Financial Group, Inc.	2,100	51,016
Sumitomo Mitsui Trust Holdings, Inc.	800	22,984
SVB Financial Group(a)(b)	344	51,972
Svenska Handelsbanken AB, Class A(a)	3,502	28,881
Swedbank AB, Class A	1,442	15,904
Synovus Financial Corp.	6,668	117,090
Taiwan Cooperative Financial Holding Co. Ltd.	61,000	36,838
Tisco Financial Group PCL	19,500	41,556
Trico Bancshares	1,151	34,323
TriState Capital Holdings, Inc.(a)	25,691	248,432
Truist Financial Corp.	7,133	219,982
Trustmark Corp.	884	20,597
Turkiye Garanti Bankasi AS(a)	30,619	37,552
U.S. Bancorp	8,289	285,556
UniCredit SpA	3,208	24,819
United Bankshares, Inc.(b)	3,035	70,048
United Community Banks, Inc.	33,577	614,795
United Overseas Bank Ltd.	2,400	32,928
Univest Financial Corp.	4,217	68,821
Valley National Bancorp	1,443	10,548
Webster Financial Corp.	1,162	26,610
Wells Fargo & Co.	25,570	733,859
WesBanco, Inc.	1,738	41,191
Westpac Banking Corp.	9,022	92,663
Wintrust Financial Corp.	2,604	85,567
Woori Financial Group, Inc.	10,041	62,471
Zions Bancorp. NA	2,247	60,130

		24,988,760

Beverages — 1.6%
Ambev SA	74,473	170,843
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,678	74,306
Anheuser-Busch InBev SA	1,460	64,488
Arca Continental SAB de CV	40,662	163,882
Asahi Group Holdings Ltd.	1,600	51,909
Boston Beer Co., Inc., Class A(a)	317	116,517

3

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B	2,272	$126,119
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	3,600	9,258
China Resources Beer Holdings Co. Ltd.	12,000	54,396
Coca-Cola Amatil Ltd.	8,697	46,940
Coca-Cola Bottlers Japan Holdings, Inc.	600	12,314
Coca-Cola Co.	34,050	1,506,713
Coca-Cola European Partners PLC(b)	5,047	189,414
Coca-Cola Femsa SAB de CV	38,800	156,443
Coca-Cola Femsa SAB de CV, ADR	4,212	169,449
Coca-Cola HBC AG	816	17,500
Constellation Brands, Inc., Class A	1,090	156,262
Davide Campari-Milano SpA	2,897	20,775
Diageo PLC	7,097	225,043
Fomento Economico Mexicano SAB de CV	67,260	406,069
Fomento Economico Mexicano SAB de CV - ADR	3,848	232,843
Fraser & Neave Holdings Bhd	10,200	73,389
Heineken Holding NV	692	53,927
Heineken NV	506	42,941
Kirin Holdings Co. Ltd.	2,300	45,426
Kweichow Moutai Co. Ltd., Class A	700	108,768
Molson Coors Brewing Co., Class B(b)	7,046	274,864
Monster Beverage Corp.(a)	2,847	160,172
National Beverage Corp.(a)(b)	2,242	95,621
PepsiCo, Inc.	14,724	1,768,352
Pernod Ricard SA	426	60,465
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,563	32,422
Suntory Beverage & Food Ltd.	1,000	37,789
Treasury Wine Estates Ltd.	1,022	6,345
Wuliangye Yibin Co. Ltd., Class A	6,900	110,976

		6,842,940

Biotechnology — 3.2%
3SBio, Inc.(a)(c)	82,000	84,357
AbbVie, Inc.(b)	14,573	1,110,317
ACADIA Pharmaceuticals, Inc.(a)(b)	10,152	428,922
Acceleron Pharma, Inc.(a)(b)	1,831	164,552
Agenus, Inc.(a)	39,328	96,354
Aimmune Therapeutics, Inc.(a)(b)	600	8,652
Akebia Therapeutics, Inc.(a)	7,501	56,858
Akero Therapeutics, Inc.(a)	1,213	25,716
Alder Biopharmaceuticals, Inc.(a)(d)	3,943	3,470
Alector, Inc.(a)	3,186	76,878
Alexion Pharmaceuticals, Inc.(a)	2,292	205,799
Allakos, Inc.(a)	212	9,432
Alnylam Pharmaceuticals, Inc.(a)(b)	394	42,887
Amgen, Inc.	4,326	877,010
Amicus Therapeutics, Inc.(a)	3,595	33,218
Apellis Pharmaceuticals, Inc.(a)(b)	2,249	60,251
Aptinyx, Inc.(a)	15,699	33,910
AquaBounty Technologies, Inc.(a)	3	5

Security	Shares	Value

Biotechnology (continued)
Arcus Biosciences, Inc.(a)(b)	5,781	$80,240
Arena Pharmaceuticals, Inc.(a)	162	6,804
Arrowhead Pharmaceuticals, Inc.(a)	5,366	154,380
Atara Biotherapeutics, Inc.(a)	3,887	33,078
Athersys, Inc.(a)(b)	54,167	162,501
Beam Therapeutics, Inc.(a)	4,637	83,466
BeiGene Ltd., ADR(a)	87	10,711
Beyondspring, Inc.(a)(b)	672	8,608
Biocon Ltd.	23,582	84,107
BioCryst Pharmaceuticals, Inc.(a)	48,412	96,824
Biogen, Inc.(a)	1,344	425,215
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,357	46,179
BioMarin Pharmaceutical, Inc.(a)	754	63,713
Blueprint Medicines Corp.(a)	4,165	243,569
Bridgebio Pharma, Inc.(a)	1,733	50,257
Calithera Biosciences, Inc.(a)	8,879	39,423
Castle Biosciences, Inc.(a)(b)	1,050	31,301
Celltrion, Inc.(a)	1,653	307,460
ChemoCentryx, Inc.(a)(b)	2,849	114,473
Chimerix, Inc.(a)	18,925	27,252
Coherus Biosciences, Inc.(a)(b)	9,848	159,735
Corvus Pharmaceuticals, Inc.(a)(b)	21,389	45,131
Crinetics Pharmaceuticals, Inc.(a)(b)	1,995	29,327
CSL Ltd.	978	177,284
CytomX Therapeutics, Inc.(a)(b)	2,089	16,023
Deciphera Pharmaceuticals, Inc.(a)(b)	1,984	81,681
Eiger Biopharmaceuticals, Inc.(a)	2,058	13,994
Emergent Biosolutions, Inc.(a)	3,075	177,919
Enanta Pharmaceuticals, Inc.(a)	4,005	205,977
Epizyme, Inc.(a)	3,542	54,936
Exact Sciences Corp.(a)	2,721	157,818
Exelixis, Inc.(a)	4,674	80,486
Fate Therapeutics, Inc.(a)	4,396	97,635
FibroGen, Inc.(a)(b)	6,505	226,049
Flexion Therapeutics, Inc.(a)(b)	4,706	37,036
Forty Seven, Inc.(a)	1,073	102,386
Frequency Therapeutics, Inc.(a)	1,800	32,058
Genmab A/S(a)	15	3,013
Gilead Sciences, Inc.	14,190	1,060,844
Global Blood Therapeutics, Inc.(a)(b)	2,737	139,833
Gossamer Bio, Inc.(a)	3,404	34,551
Grifols SA	235	7,862
Halozyme Therapeutics, Inc.(a)(b)	14,733	265,047
Harpoon Therapeutics, Inc.(a)	9,648	111,724
Immunomedics, Inc.(a)(b)	6,184	83,360
Incyte Corp.(a)	2,563	187,688
Innovent Biologics, Inc.(a)(c)	12,500	52,158
Inovio Pharmaceuticals, Inc.(a)(b)	15,109	112,411
Insmed, Inc.(a)	1,980	31,739
Intellia Therapeutics, Inc.(a)(b)	13,496	165,056
Intercept Pharmaceuticals, Inc.(a)	2,299	144,745
Invitae Corp.(a)(b)	3,648	49,868
Ionis Pharmaceuticals, Inc.(a)	564	26,666

4

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)	4,486	$134,288
Ironwood Pharmaceuticals, Inc.(a)(b)	19,339	195,131
Jounce Therapeutics, Inc.(a)	6,615	31,421
KalVista Pharmaceuticals, Inc.(a)	1,067	8,163
Karuna Therapeutics, Inc.(a)	98	7,056
Karyopharm Therapeutics, Inc.(a)(b)	867	16,655
Kezar Life Sciences, Inc.(a)	3,133	13,660
Kodiak Sciences, Inc.(a)	597	28,477
Ligand Pharmaceuticals, Inc.(a)(b)	2,109	153,366
MacroGenics, Inc.(a)(b)	8,094	47,107
Medy-Tox, Inc.	8	1,273
Mirati Therapeutics, Inc.(a)	787	60,497
Moderna, Inc.(a)	670	20,067
Momenta Pharmaceuticals, Inc.(a)	2,854	77,629
Natera, Inc.(a)	6,898	205,974
Neurocrine Biosciences, Inc.(a)	335	28,994
Novavax, Inc.(a)	7,323	99,446
OPKO Health, Inc.(a)(b)	59,010	79,073
Portola Pharmaceuticals, Inc.(a)(b)	994	7,087
Principia Biopharma, Inc.(a)	1,837	109,081
PTC Therapeutics, Inc.(a)	671	29,933
Puma Biotechnology, Inc.(a)	5,073	42,816
Ra Pharmaceuticals, Inc.(a)	1,946	93,427
Radius Health, Inc.(a)(b)	969	12,597
Regeneron Pharmaceuticals, Inc.(a)	673	328,619
Replimune Group, Inc.(a)	6,110	60,917
Retrophin, Inc.(a)	13,606	198,512
Rigel Pharmaceuticals, Inc.(a)	15,153	23,639
Sangamo Therapeutics, Inc.(a)	6,487	41,322
Sarepta Therapeutics, Inc.(a)	272	26,607
Seattle Genetics, Inc.(a)	749	86,420
Seres Therapeutics, Inc.(a)(b)	21,532	76,869
Stemline Therapeutics, Inc.(a)	1,297	6,277
Sutro Biopharma, Inc.(a)	2,790	28,458
Turning Point Therapeutics, Inc.(a)	801	35,773
Ultragenyx Pharmaceutical, Inc.(a)(b)	6,112	271,556
United Therapeutics Corp.(a)	722	68,464
UNITY Biotechnology, Inc.(a)	7,272	42,178
UroGen Pharma Ltd.(a)	348	6,208
Vanda Pharmaceuticals, Inc.(a)	5,848	60,585
Veracyte, Inc.(a)	7,157	173,987
Vericel Corp.(a)	1,443	13,232
Vertex Pharmaceuticals, Inc.(a)	3,204	762,392
Vir Biotechnology, Inc.(a)	2,398	82,179
X4 Pharmaceuticals, Inc.(a)	864	8,640
Xencor, Inc.(a)(b)	3,148	94,062
Y-mAbs Therapeutics, Inc.(a)	3,238	84,512
Zai Lab Ltd., ADR(a)	648	33,359

		13,678,174

Building Products — 0.4%
Advanced Drainage Systems, Inc.(b)	1,822	53,640
AGC, Inc.	400	9,747
Allegion PLC	4,137	380,687

Security	Shares	Value

Building Products (continued)
Assa Abloy AB, Class B	3,552	$66,311
Builders FirstSource, Inc.(a)	21,328	260,841
Caesarstone Ltd.	2,358	24,924
Cie de Saint-Gobain	1,305	31,314
Daikin Industries Ltd.	400	48,286
Fortune Brands Home & Security, Inc.	570	24,652
Geberit AG, Registered Shares	178	77,996
Gibraltar Industries, Inc.(a)(b)	1,570	67,384
Johnson Controls International PLC	1,628	43,891
Kingspan Group PLC(a)	120	6,471
Lennox International, Inc.(b)	126	22,906
Masco Corp.	1,182	40,862
Owens Corning	548	21,268
Resideo Technologies, Inc.(a)	3,470	16,795
TOTO Ltd.	800	26,390
Trane Technologies PLC	799	65,989
Trex Co., Inc.(a)(b)	4,528	362,874

		1,653,228

Capital Markets — 1.6%
3i Group PLC	5,829	56,481
Affiliated Managers Group, Inc.(b)	1,505	89,006
Ameriprise Financial, Inc.	321	32,896
Amundi SA(c)	183	10,588
Ares Management Corp., Class A	7,104	219,727
Artisan Partners Asset Management, Inc., Class A	3,315	71,239
ASX Ltd.	802	37,646
B3 SA - Brasil Bolsa Balcao	22,363	154,507
Bank of New York Mellon Corp.	6,297	212,083
Blackstone Group, Inc., Class A	1,612	73,459
BrightSphere Investment Group PLC(a)	10,824	69,165
Cboe Global Markets, Inc.	286	25,525
Charles Schwab Corp.(b)	9,248	310,918
CITIC Securities Co. Ltd., Class H	21,500	38,987
CME Group, Inc.	2,582	446,454
Cohen & Steers, Inc.	385	17,498
Credit Suisse Group AG, Registered Shares(a)	3,243	26,175
Daiwa Securities Group, Inc.	2,700	10,434
Deutsche Bank AG, Registered Shares(a)	1,499	9,529
Deutsche Boerse AG	372	51,107
Donnelley Financial Solutions, Inc.(a)	12,873	67,841
E*Trade Financial Corp.	1,187	40,738
East Money Information Co. Ltd., Class A	10,620	23,823
Eaton Vance Corp.	310	9,998
FactSet Research Systems, Inc.	792	206,459
Federated Hermes, Inc.	2,659	50,654
Focus Financial Partners, Inc., Class A(a)	2,659	61,184
Franklin Resources, Inc.	653	10,899
Goldman Sachs Group, Inc.	1,751	270,687

5

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Haitong Securities Co. Ltd., Class H	35,200	$31,974
Hamilton Lane, Inc., Class A	2,306	127,545
Hargreaves Lansdown PLC	548	9,311
HDFC Asset Management Co. Ltd.(c)	2,217	61,703
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,100	31,649
Hong Kong Exchanges & Clearing Ltd.	1,600	47,935
Houlihan Lokey, Inc.(b)	4,161	216,871
Huatai Securities Co. Ltd., Class A	29,000	69,938
Intercontinental Exchange, Inc.	5,043	407,222
Invesco Ltd.(b)	5,875	53,345
Japan Exchange Group, Inc.	1,000	17,549
Julius Baer Group Ltd.(a)	214	7,168
KKR & Co., Inc., Class A	1,024	24,033
London Stock Exchange Group PLC	953	85,251
Macquarie Group Ltd.	832	44,311
Magellan Financial Group Ltd.	447	11,855
MarketAxess Holdings, Inc.	70	23,280
Moelis & Co., Class A(b)	5,946	167,083
Moody’s Corp.	1,552	328,248
Morgan Stanley	12,704	431,936
MSCI, Inc.	174	50,279
Nasdaq, Inc.	590	56,020
Natixis SA	1,460	4,649
NH Investment & Securities Co. Ltd.	4	29
Nomura Holdings, Inc.	4,000	16,880
Northern Trust Corp.	1,037	78,252
Partners Group Holding AG	35	23,963
Pzena Investment Management, Inc., Class A	4,164	18,571
Raymond James Financial, Inc.	215	13,588
S&P Global, Inc.	2,340	573,417
Schroders PLC	1,003	30,664
SEI Investments Co.	514	23,819
Silvercrest Asset Management Group, Inc., Class A	2,292	21,682
St. James’s Place PLC	2,949	27,538
Standard Life Aberdeen PLC	9,992	27,576
State Street Corp.	1,422	75,750
Stifel Financial Corp.	4,566	188,484
T. Rowe Price Group, Inc.	2,341	228,599
TD Ameritrade Holding Corp.	1,647	57,085
UBS Group AG, Registered Shares(a)	6,222	57,032
Virtus Investment Partners, Inc.	3,471	264,178
Westwood Holdings Group, Inc.	1,999	36,602

		6,778,571

Chemicals — 1.4%
Air Liquide SA	548	69,951
Air Products & Chemicals, Inc.	2,128	424,770
Akzo Nobel NV	68	4,472
Albemarle Corp.	973	54,848
Asahi Kasei Corp.	1,600	11,211
Asian Paints Ltd.	11,306	249,044

Security	Shares	Value

Chemicals (continued)
Axalta Coating Systems Ltd.(a)	2,052	$35,438
Balchem Corp.	154	15,203
BASF SE	1,268	59,269
CF Industries Holdings, Inc.	1,258	34,218
Corteva, Inc.(a)	5,263	123,681
Croda International PLC	675	35,611
Dow, Inc.(a)	5,151	150,615
DuPont de Nemours, Inc.	5,233	178,445
Ecolab, Inc.	2,530	394,250
EMS-Chemie Holding AG, Registered Shares	77	48,023
Evonik Industries AG	847	17,688
FMC Corp.	589	48,115
Hanwha Solutions Corp.	7,868	85,570
Indorama Ventures PCL - NVDR	43,600	28,221
Ingevity Corp.(a)	1,605	56,496
Innospec, Inc.	1,119	77,759
International Flavors & Fragrances, Inc.	743	75,845
Israel Chemicals Ltd.	7,996	25,466
Johnson Matthey PLC	970	21,373
Kansai Paint Co. Ltd.	700	13,278
Koninklijke DSM NV	242	27,222
Kronos Worldwide, Inc.(b)	2,320	19,581
Kumho Petrochemical Co. Ltd.	2,598	137,152
LG Chem Ltd.	460	113,934
Linde PLC	3,160	546,680
LyondellBasell Industries NV, Class A	2,648	131,420
Mosaic Co.(b)	9,770	105,711
Nissan Chemical Corp.	300	10,865
Orica Ltd.	1,701	15,923
Orion Engineered Carbons SA	1,254	9,355
PhosAgro PJSC, -GDR	16,832	171,935
PI Industries Ltd.	685	10,627
Pidilite Industries Ltd.	5,048	90,449
PolyOne Corp.	33,285	631,416
PPG Industries, Inc.	5,729	478,944
PTT Global Chemical PCL - NVDR	55,900	51,459
RPM International, Inc.(b)	1,306	77,707
Saudi Basic Industries Corp.	7,082	131,069
Sherwin-Williams Co.	1,207	554,641
Shin-Etsu Chemical Co. Ltd.	700	68,801
Sika AG, Registered Shares	87	14,287
Sinopec Shanghai Petrochemical Co. Ltd., Class H	276,000	68,060
Symrise AG	55	5,088
Toray Industries, Inc.	1,300	5,627
Tosoh Corp.	600	6,781
Trinseo SA	2,701	48,915
UPL Ltd.	5,882	25,328
Westlake Chemical Corp.	750	28,628
Yanbu National Petrochemical Co.	2,162	23,802
Chemicals (continued)
Yara International ASA	1,091	34,496

		5,984,763

6

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
A-Living Services Co. Ltd., Class H(c)	7,500	$35,969
ADT, Inc.(b)	1,964	8,484
Advanced Disposal Services, Inc.(a)	3,572	117,162
Brambles Ltd.	1,409	9,107
Cintas Corp.	1,333	230,902
Copart, Inc.(a)	1,468	100,587
Country Garden Services Holdings Co. Ltd.	67,000	269,594
Ennis, Inc.	5,515	103,572
Healthcare Services Group, Inc.(b)	497	11,883
McGrath RentCorp	13,434	703,673
Mobile Mini, Inc.	20,671	542,200
Republic Services, Inc.	362	27,172
Secom Co. Ltd.	400	33,083
Shanghai M&G Stationery, Inc.	7,000	45,363
Steelcase, Inc., Class A	33,962	335,205
Waste Connections, Inc.	447	34,643
Waste Management, Inc.	930	86,081

		2,694,680

Communications Equipment — 0.6%
Acacia Communications, Inc.(a)	571	38,360
Arista Networks, Inc.(a)	309	62,588
Ciena Corp.(a)	14,998	597,070
Cisco Systems, Inc.	28,822	1,132,993
CommScope Holding Co., Inc.(a)	1,515	13,802
F5 Networks, Inc.(a)	340	36,254
Juniper Networks, Inc.	2,067	39,562
Lumentum Holdings, Inc.(a)	1,845	135,976
Motorola Solutions, Inc.	1,238	164,555
Nokia OYJ(a)	4,480	13,798
Sercomm Corp.	58,000	120,279
Telefonaktiebolaget LM Ericsson, Class B	6,129	49,614
Tessco Technologies, Inc.(b)	16,102	78,739
ViaSat, Inc.(a)	353	12,680

		2,496,270

Construction & Engineering — 0.6%
Bouygues SA	590	17,122
China Railway Construction Corp. Ltd., Class H	71,500	79,050
China Railway Group Ltd., Class H	301,000	159,218
Comfort Systems USA, Inc.	20,744	758,193
Dycom Industries, Inc.(a)	5,215	133,765
Eiffage SA	679	48,198
EMCOR Group, Inc.	7,832	480,258
Fluor Corp.(b)	4,446	30,722
JGC Holdings Corp.	700	5,587
Kajima Corp.	1,300	13,288
MasTec, Inc.(a)	9,997	327,202

Security	Shares	Value

Construction & Engineering (continued)
MYR Group, Inc.(a)	4,335	$113,534
Obayashi Corp.	3,400	28,851
Shimizu Corp.	3,800	29,571
Sinopec Engineering Group Co. Ltd., Class H	108,000	44,954
Skanska AB, Class B(a)	2,322	34,944
Taisei Corp.	1,000	30,498
Tekfen Holding AS	47,942	92,067
Vinci SA	1,636	133,676

		2,560,698

Construction Materials — 0.3%
Ambuja Cements Ltd.	35,852	73,704
Anhui Conch Cement Co. Ltd., Class A	25,000	191,423
Anhui Conch Cement Co. Ltd., Class H	15,500	106,479
Boral Ltd.	4,437	5,573
Cemex SAB de CV CPO	329,510	68,479
China National Building Material Co. Ltd., Class H	70,000	75,202
China Resources Cement Holdings Ltd.	94,000	110,434
CRH PLC	731	19,768
Fletcher Building Ltd.	10,184	21,196
LafargeHolcim Ltd., Registered Shares(a)	921	33,610
Martin Marietta Materials, Inc.	432	81,747
Siam Cement PCL - NVDR	6,100	59,852
Summit Materials, Inc., Class A(a)(b)	15,613	234,195
Taiheiyo Cement Corp.	400	6,813
Vulcan Materials Co.	913	98,668

		1,187,143

Consumer Finance — 0.5%
Acom Co. Ltd.	1,700	6,904
Ally Financial, Inc.(b)	7,741	111,703
American Express Co.	7,049	603,465
Bajaj Finance Ltd.	3,492	102,061
Capital One Financial Corp.	5,447	274,638
Discover Financial Services	683	24,362
Encore Capital Group, Inc.(a)(b)	723	16,904
Enova International, Inc.(a)	5,292	76,681
FirstCash, Inc.	10,045	720,628
Green Dot Corp., Class A(a)	1,118	28,386
Isracard Ltd.	1	2
Regional Management Corp.(a)	5,658	77,288
Synchrony Financial	3,523	56,685

		2,099,707

Containers & Packaging — 0.1%
Ball Corp.	221	14,290
International Paper Co.	670	20,857
Klabin SA	10,936	33,653
Toyo Seikan Group Holdings Ltd.	500	5,704
Westrock Co.	4,112	116,205

		190,709

7

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Core-Mark Holding Co., Inc.	8,394	$239,817
Genuine Parts Co.(b)	1,138	76,622
LKQ Corp.(a)	3,367	69,057
Pool Corp.	346	68,082

		453,578

Diversified Consumer Services — 0.4%
Benesse Holdings, Inc.	200	5,090
Bright Horizons Family Solutions, Inc.(a)	214	21,828
Chegg, Inc.(a)	11,024	394,439
frontdoor, Inc.(a)	272	9,460
Grand Canyon Education, Inc.(a)	416	31,734
H&R Block, Inc.	7,412	104,361
New Oriental Education & Technology Group, Inc. - ADR(a)(b)	3,742	405,034
OneSpaWorld Holdings Ltd.	1,627	6,606
Service Corp. International	296	11,577
Strategic Education, Inc.	3,299	461,068
TAL Education Group - ADR(a)	7,352	391,567

		1,842,764

Diversified Financial Services — 0.6%
Alerus Financial Corp.(b)	156	2,577
Berkshire Hathaway, Inc., Class B(a)	8,063	1,474,158
Cannae Holdings, Inc.(a)	908	30,409
Chailease Holding Co. Ltd.	123,613	372,314
Challenger Ltd.	3,033	7,409
Equitable Holdings, Inc.	1,947	28,134
Eurazeo SE	75	3,365
EXOR NV	403	20,770
FGL Holdings	7,846	76,891
FirstRand Ltd.(b)	143,075	321,079
Groupe Bruxelles Lambert SA	170	13,376
Industrivarden AB, Class C	879	16,831
Investor AB, Class B	1,966	88,693
Kinnevik AB, Class B(a)	1,156	18,854
L E Lundbergforetagen AB, B Shares	803	32,552
M&G PLC(a)	8,382	11,659
Metro Pacific Investments Corp.	626,000	29,736
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	3,916
ORIX Corp.	2,000	23,861
Pargesa Holding SA, Bearer Shares	135	8,913
Voya Financial, Inc.	247	10,016
Yuanta Financial Holding Co. Ltd.	103,000	52,587

		2,648,100

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	29,008	845,583
BT Group PLC	19,822	28,832

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc.(b)	10,449	$98,848
China Telecom Corp. Ltd., Class H	340,000	103,015
China Tower Corp. Ltd., Class H(c)	306,000	67,993
China Unicom Hong Kong Ltd.	506,000	295,125
Chunghwa Telecom Co. Ltd.	49,000	173,719
Cogent Communications Holdings, Inc.	8,721	714,860
Deutsche Telekom AG, Registered Shares	6,736	86,998
Emirates Telecommunications Group Co. PJSC	17,638	66,643
Hellenic Telecommunications Organization SA	4,764	57,590
IDT Corp., Class B(a)	8,437	45,729
Iliad SA	35	4,716
KT Corp. - ADR(a)	34,867	271,265
Nippon Telegraph & Telephone Corp.	3,400	81,316
Ooma, Inc.(a)	10,104	120,541
Orange SA	3,047	36,891
Saudi Telecom Co.	1,807	41,881
Singapore Telecommunications Ltd.	15,700	27,989
Spark New Zealand Ltd.	19,536	47,546
Swisscom AG, Registered Shares	46	24,632
Tata Communications Ltd.	16,541	50,746
Telefonica SA	4,091	18,619
Telekom Malaysia Bhd	167,400	145,771
Telekomunikasi Indonesia Persero Tbk PT	281,300	54,633
Telenor ASA	7,834	114,499
Telia Co. AB	6,761	24,200
Telstra Corp. Ltd.	22,525	42,283
TELUS Corp.	84	1,328
TPG Telecom Ltd.	4,194	17,861
Verizon Communications, Inc.	20,704	1,112,426

		4,824,078

Electric Utilities — 1.1%
Alliant Energy Corp.	1,630	78,713
AusNet Services	12,870	13,514
CEZ AS	1,679	27,390
CPFL Energia SA	4,711	24,361
Duke Energy Corp.	2,473	200,016
Edison International	1,731	94,842
El Paso Electric Co.	2,269	154,201
Electricite de France SA	3,076	24,053
Energa SA(a)	11	18
Enerjisa Enerji AS(c)	45,097	46,234
Eversource Energy	7,287	569,916
Exelon Corp.	4,829	177,756
Fortum OYJ	534	7,768
Hydro One Ltd.(c)	1,471	26,487
Iberdrola SA	14,620	142,998
IDACORP, Inc.	9,120	800,645
Inter RAO UES PJSC	4,435,776	272,862
Manila Electric Co.	6,020	26,464

8

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Mercury NZ Ltd.	19,916	$49,866
NextEra Energy, Inc.	3,751	902,566
Orsted A/S(c)	339	33,187
Pinnacle West Capital Corp.	2,008	152,186
Portland General Electric Co.	4,898	234,810
Red Electrica Corp. SA	138	2,480
SSE PLC	1,392	22,368
Tenaga Nasional Bhd	60,400	168,101
Terna Rete Elettrica Nazionale SpA	8,589	53,989
Verbund AG	937	33,794
Xcel Energy, Inc.	6,138	370,121

		4,711,706

Electrical Equipment — 0.5%
ABB Ltd., Registered Shares	4,090	71,089
Acuity Brands, Inc.	297	25,441
Amara Raja Batteries Ltd.	620	3,921
AMETEK, Inc.	4,671	336,405
Atkore International Group, Inc.(a)	10,660	224,606
AZZ, Inc.	1,170	32,900
Contemporary Amperex Technology Co. Ltd., Class A	1,500	25,291
Eaton Corp. PLC	1,591	123,605
Emerson Electric Co.	3,508	167,156
Encore Wire Corp.	2,040	85,660
Fuji Electric Co. Ltd.	300	6,727
Generac Holdings, Inc.(a)(b)	195	18,168
Hubbell, Inc.	2,821	323,682
Legrand SA	527	33,613
LSI Industries, Inc.	14,477	54,723
Mitsubishi Electric Corp.	5,600	68,411
Nidec Corp.	800	41,228
Prysmian SpA	399	6,335
Rockwell Automation, Inc.(b)	966	145,779
Schneider Electric SE	848	71,675
Sensata Technologies Holding PLC(a)	696	20,135
Vestas Wind Systems A/S	149	12,124
WEG SA	27,655	178,668

		2,077,342

Electronic Equipment, Instruments & Components — 1.2%
AAC Technologies Holdings, Inc.	7,500	38,246
Amphenol Corp., Class A	1,062	77,399
Anixter International, Inc.(a)(b)	1,704	149,730
Avnet, Inc.	7,537	189,179
Brave C&H Supply Co. Ltd.	2,000	14,659
CDW Corp.	934	87,114
Cognex Corp.	357	15,073
Compeq Manufacturing Co. Ltd.	93,000	94,898
Corning, Inc.	1,080	22,183
Daktronics, Inc.	2,955	14,568
ePlus, Inc.(a)	4,032	252,484
Fabrinet(a)	1,011	55,160
FARO Technologies, Inc.(a)(b)	249	11,081

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Fitbit, Inc., Series A(a)	13,790	$91,841
FLIR Systems, Inc.	292	9,312
GoerTek, Inc.	12,300	27,980
Halma PLC	1,391	32,669
Hexagon AB, Class B	590	24,948
Hitachi Ltd.	2,000	57,453
Hon Hai Precision Industry Co. Ltd.	222,000	511,103
Ingenico Group SA	162	16,934
Keyence Corp.	400	128,605
Keysight Technologies, Inc.(a)	641	53,639
Kyocera Corp.	800	47,209
Largan Precision Co. Ltd.	3,000	378,808
LG Innotek Co. Ltd.	1,120	103,069
Luxshare Precision Industry Co. Ltd., Class A	5,900	31,281
Murata Manufacturing Co. Ltd.	800	39,772
National Instruments Corp.(b)	6,144	203,244
OSI Systems, Inc.(a)(b)	8,051	554,875
PC Connection, Inc.	9,284	382,594
Samsung SDI Co. Ltd.	238	46,336
Sanmina Corp.(a)	3,764	102,682
ScanSource, Inc.(a)	11,080	237,001
Shennan Circuits Co. Ltd.	900	24,622
Simplo Technology Co. Ltd.	20,000	174,076
Sunny Optical Technology Group Co. Ltd.	21,300	281,753
Synnex Technology International Corp.	39,000	47,666
TE Connectivity Ltd.	976	61,468
Tech Data Corp.(a)	2,005	262,354
TPK Holding Co. Ltd.(a)	23,000	26,193
Trimble, Inc.(a)	1,206	38,387
TXC Corp.	37,000	53,429
Zebra Technologies Corp., Class A(a)	140	25,704

		5,098,781

Energy Equipment & Services — 0.2%
Archrock, Inc.(b)	37,420	140,699
Baker Hughes Co.(b)	7,749	81,365
Dril-Quip, Inc.(a)	1,151	35,106
Exterran Corp.(a)(b)	4,864	23,347
Forum Energy Technologies, Inc.(a)(b)	129,774	23,009
Frank’s International NV(a)	4,862	12,593
Halliburton Co.	1,264	8,658
Helmerich & Payne, Inc.	553	8,654
National Oilwell Varco, Inc.(b)	501	4,925
Natural Gas Services Group, Inc.(a)(b)	8,853	39,484
Oceaneering International, Inc.(a)	33,477	98,422
Oil States International, Inc.(a)	4,884	9,915
Patterson-UTI Energy, Inc.(b)	8,708	20,464
ProPetro Holding Corp.(a)	5,360	13,400
RPC, Inc.	7,282	15,001
Schlumberger Ltd.(b)	2,501	33,739
Seadrill Ltd.(a)(b)	4,489	1,930
TechnipFMC PLC	5,258	35,439
Transocean Ltd.(a)(b)	13,908	16,133

		622,283

9

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 0.8%
Activision Blizzard, Inc.	3,974	$236,374
Cinemark Holdings, Inc.(b)	3,550	36,174
Electronic Arts, Inc.(a)	2,212	221,576
IMAX Corp.(a)(b)	4,872	44,092
Live Nation Entertainment, Inc.(a)	1,101	50,051
NCSoft Corp.	261	139,297
NetEase, Inc. - ADR	1,680	539,213
Netflix, Inc.(a)	2,401	901,575
Nexon Co. Ltd.	700	11,439
Nintendo Co. Ltd.	200	77,731
Roku, Inc.(a)	139	12,160
Spotify Technology SA(a)	712	86,465
Take-Two Interactive Software, Inc.(a)	343	40,683
UbiSoft Entertainment SA(a)	72	5,263
Vivendi SA	871	18,416
Walt Disney Co.	10,182	983,581
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	26,400	120,476
Zynga, Inc., Class A(a)	11,113	76,124

		3,600,690

Equity Real Estate Investment Trusts (REITs) — 2.4%
Acadia Realty Trust	3,242	40,168
Alexandria Real Estate Equities, Inc.	1,212	166,117
American Tower Corp.	2,161	470,558
Apartment Investment & Management Co., Class A	442	15,536
Armada Hoffler Properties, Inc.	19,806	211,924
Ascendas Real Estate Investment Trust	13,800	27,324
AvalonBay Communities, Inc.	744	109,494
Boston Properties, Inc.	4,632	427,209
British Land Co. PLC(a)	770	3,211
Camden Property Trust	177	14,025
CapitaLand Commercial Trust	7,000	7,511
CapitaLand Mall Trust	9,300	11,661
City Office REIT, Inc.	26,352	190,525
Community Healthcare Trust, Inc.(b)	1,533	58,683
Crown Castle International Corp.	1,449	209,236
Dexus	3,065	16,985
DiamondRock Hospitality Co.	35,514	180,411
Digital Realty Trust, Inc.	1,381	191,835
Douglas Emmett, Inc.	5,019	153,130
Duke Realty Corp.(b)	595	19,266
EastGroup Properties, Inc.(b)	10,382	1,084,711
Equinix, Inc.(b)	417	260,446
Equity LifeStyle Properties, Inc.	145	8,335
Equity Residential	3,647	225,056
Essex Property Trust, Inc.	445	98,007
Extra Space Storage, Inc.	177	16,950

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	21,644	$719,230
Four Corners Property Trust, Inc.	34,424	644,073
Gecina SA	81	10,659
Goodman Group	4,222	30,946
GPT Group	3,438	7,638
Healthpeak Properties, Inc.	769	18,341
Hersha Hospitality Trust(b)	32,124	115,004
Host Hotels & Resorts, Inc.(b)	16,075	177,468
Invitation Homes, Inc.	626	13,378
Lamar Advertising Co., Class A(b)	2,507	128,559
Land Securities Group PLC	603	4,158
Link REIT	800	6,743
Macerich Co.	6,791	38,233
Mapletree Commercial Trust	5,200	6,669
Medical Properties Trust, Inc.	524	9,060
Mid-America Apartment Communities, Inc.	236	24,315
Mirvac Group	7,275	9,243
National Retail Properties, Inc.	3,181	102,396
NexPoint Residential Trust, Inc.(b)	11,461	288,932
Nippon Building Fund, Inc.	2	13,454
Omega Healthcare Investors, Inc.	210	5,573
Outfront Media, Inc.	946	12,752
Park Hotels & Resorts, Inc.	11,635	92,033
Pebblebrook Hotel Trust(b)	4,501	49,016
Physicians Realty Trust	2,311	32,215
Plymouth Industrial REIT, Inc.	9,558	106,667
Prologis, Inc.	8,167	656,382
Public Storage	406	80,636
QTS Realty Trust, Inc., Class A	17,392	1,008,910
Realty Income Corp.	3,175	158,305
RLJ Lodging Trust	63,712	491,857
Ryman Hospitality Properties, Inc.	4,534	162,544
Sabra Health Care REIT, Inc.	1,388	15,157
SBA Communications Corp.	395	106,638
Scentre Group	10,465	10,024
Segro PLC	4,224	39,931
Simon Property Group, Inc.	2,463	135,120
Stockland	4,643	7,140
Summit Hotel Properties, Inc.	32,567	137,433
Sun Communities, Inc.	122	15,232
Sunstone Hotel Investors, Inc.(b)	11,955	104,128
Terreno Realty Corp.(b)	1,369	70,846
UDR, Inc.	476	17,393
Ventas, Inc.	2,025	54,270
Welltower, Inc.	4,665	213,564
Weyerhaeuser Co.	774	13,119
WP Carey, Inc.	268	15,565

		10,399,263

Food & Staples Retailing — 1.3%
Aeon Co. Ltd.	3,100	68,678
BIM Birlesik Magazalar AS	3,076	23,326
BJ’s Wholesale Club Holdings, Inc.(a)	5,225	133,081

10

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Carrefour SA	1,755	$27,824
Clicks Group Ltd.	10,013	144,322
Coles Group Ltd.	7,682	71,543
Colruyt SA	654	35,452
Costco Wholesale Corp.	5,567	1,587,319
CP ALL PCL - NVDR	235,800	435,898
Dairy Farm International Holdings Ltd.	5,200	23,917
Empire Co. Ltd., Class A	1,939	37,931
George Weston Ltd.	1,375	98,320
ICA Gruppen AB	1,568	65,488
J. Sainsbury PLC	27,087	70,085
Jeronimo Martins SGPS SA	1,755	31,676
Koninklijke Ahold Delhaize NV	2,455	57,193
Kroger Co.	7,322	220,539
Lawson, Inc.	800	43,912
Loblaw Cos. Ltd.	2,245	115,736
METRO AG	3,730	31,769
Metro, Inc.	2,278	92,120
Migros Ticaret AS(a)	34,585	118,120
Performance Food Group Co.(a)(b)	7,987	197,439
President Chain Store Corp.	18,000	168,278
Raia Drogasil SA	6,752	132,348
Rite Aid Corp.(a)	3,097	46,455
SpartanNash Co.	3,056	43,762
Sun Art Retail Group Ltd.	17,500	25,745
Sundrug Co. Ltd.	800	25,635
Sysco Corp.	3,552	162,078
Tsuruha Holdings, Inc.	300	39,554
United Natural Foods, Inc.(a)	1,272	11,677
Wal-Mart de Mexico SAB de CV	102,083	239,904
Walgreens Boots Alliance, Inc.	6,068	277,611
Walmart, Inc.	2,798	317,909
Weis Markets, Inc.	88	3,666
Welcia Holdings Co. Ltd.	300	21,065
WM Morrison Supermarkets PLC	36,612	79,984
Woolworths Group Ltd.	7,543	164,033

		5,491,392

Food Products — 1.9%
a2 Milk Co. Ltd.(a)	2,998	30,626
Ajinomoto Co., Inc.	300	5,590
Archer-Daniels-Midland Co.	3,341	117,536
Associated British Foods PLC	4,527	101,403
Barry Callebaut AG, Registered Shares	6	12,009
Bunge Ltd.	987	40,497
Calavo Growers, Inc.(b)	8,250	475,943
Calbee, Inc.	400	10,795
Campbell Soup Co.	1,557	71,871
China Mengniu Dairy Co. Ltd.(a)	36,000	124,154
Chocoladefabriken Lindt & Spruengli AG	3	25,180
Conagra Brands, Inc.	3,178	93,243
Danone SA	1,090	69,758
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,147	90,351

Security	Shares	Value

Food Products (continued)
Freshpet, Inc.(a)	8,231	$525,714
General Mills, Inc.	13,052	688,754
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,000	38,478
Hershey Co.	4,953	656,273
Hormel Foods Corp.	2,643	123,270
Hostess Brands, Inc.(a)	17,224	183,608
Ingredion, Inc.	552	41,676
IOI Corp. Bhd	82,200	75,781
J&J Snack Foods Corp.	2,593	313,753
J.M. Smucker Co.	729	80,919
John B Sanfilippo & Son, Inc.	3,997	357,332
Kellogg Co.	1,666	99,943
Kerry Group PLC, Class A	389	45,134
Kikkoman Corp.	200	8,480
Kraft Heinz Co.(b)	4,853	120,063
Lamb Weston Holdings, Inc.	1,944	111,002
Lancaster Colony Corp.(b)	212	30,664
McCormick & Co., Inc.	1,004	141,775
MEIJI Holdings Co. Ltd.	500	35,433
Mondelez International, Inc., Class A	7,641	382,661
Mowi ASA	3,392	51,285
Muyuan Foodstuff Co. Ltd., Class A	4,568	77,960
Nestle India Ltd.	711	153,729
Nestle SA, Registered Shares	6,150	629,562
NH Foods Ltd.	600	20,880
Nisshin Seifun Group, Inc.	600	10,009
Nissin Foods Holdings Co. Ltd.	200	16,597
Orkla ASA	8,866	75,961
Thai Union Group PCL - NVDR	96,600	40,108
Tingyi Cayman Islands Holding Corp.	120,000	195,100
Toyo Suisan Kaisha Ltd.	100	4,833
Tyson Foods, Inc., Class A	2,047	118,460
Uni-President China Holdings Ltd.	103,000	99,549
Uni-President Enterprises Corp.	342,000	740,231
Want Want China Holdings Ltd.(b)	373,000	268,976
Wens Foodstuffs Group Co. Ltd., Class A	10,200	46,116
Wilmar International Ltd.	25,200	56,987
Yakult Honsha Co. Ltd.	300	17,673
Yamazaki Baking Co. Ltd.	500	10,421

		7,964,106

Gas Utilities — 0.7%
APA Group	5,499	34,895
Beijing Enterprises Holdings Ltd.	52,500	191,598
ENN Energy Holdings Ltd.	46,700	452,394
GAIL India Ltd.	99,341	99,729
Hong Kong & China Gas Co. Ltd.	43,000	70,409
Indraprastha Gas Ltd.	6,116	31,475
Kunlun Energy Co. Ltd.	512,000	295,890
Naturgy Energy Group SA	1,887	33,105
New Jersey Resources Corp.(b)	19,034	646,585
Northwest Natural Holding Co.	984	60,762

11

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
ONE Gas, Inc.(b)	362	$30,270
Osaka Gas Co. Ltd.	1,400	26,289
Perusahaan Gas Negara Persero Tbk PT	808,200	38,078
Petronas Gas Bhd	24,200	85,912
Snam SpA	10,821	49,455
Southwest Gas Holdings, Inc.(b)	9,778	680,158
Toho Gas Co. Ltd.	200	9,016
Tokyo Gas Co. Ltd.	1,400	32,989

		2,869,009

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	13,417	1,058,735
ABIOMED, Inc.(a)	124	18,000
Alcon, Inc.(a)	615	31,507
Align Technology, Inc.(a)	242	42,096
AngioDynamics, Inc.(a)	3,872	40,385
Baxter International, Inc.	1,669	135,506
Becton Dickinson & Co.(b)	1,333	306,283
Boston Scientific Corp.(a)	5,720	186,644
Cardiovascular Systems, Inc.(a)(b)	3,968	139,713
Carl Zeiss Meditec AG, Bearer Shares	56	5,332
Cochlear Ltd.	115	13,107
Cooper Cos., Inc.(b)	211	58,166
Danaher Corp.	2,865	396,545
DENTSPLY SIRONA, Inc.	718	27,880
DexCom, Inc.(a)	574	154,561
Edwards Lifesciences Corp.(a)	3,184	600,566
Fisher & Paykel Healthcare Corp. Ltd.	2,134	38,793
GenMark Diagnostics, Inc.(a)(b)	2,515	10,362
Globus Medical, Inc., Class A(a)	4,628	196,829
Haemonetics Corp.(a)	622	61,989
Hartalega Holdings Bhd	163,500	259,762
Hologic, Inc.(a)	5,013	175,956
Hoya Corp.	600	51,019
IDEXX Laboratories, Inc.(a)	1,470	356,093
Inogen, Inc.(a)(b)	3,901	201,526
Insulet Corp.(a)(b)	182	30,154
Integer Holdings Corp.(a)	2,427	152,561
Intuitive Surgical, Inc.(a)	514	254,538
iRhythm Technologies, Inc.(a)	2,394	194,752
Koninklijke Philips NV	1,153	47,339
LivaNova PLC(a)	399	18,055
Masimo Corp.(a)	180	31,882
Medtronic PLC	7,573	682,933
Merit Medical Systems, Inc.(a)(b)	1,934	60,437
Neogen Corp.(a)	1,073	71,880
Novocure Ltd.(a)	4,223	284,377
Olympus Corp.	2,100	30,272
Quidel Corp.(a)	989	96,734
ResMed, Inc.	482	70,994
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	35,150

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	$40,013
Shockwave Medical, Inc.(a)	2,406	79,831
SI-BONE, Inc.(a)	1,919	22,932
Siemens Healthineers AG(c)	651	25,165
Silk Road Medical, Inc.(a)	2,461	77,472
Smith & Nephew PLC	2,670	47,036
Sonova Holding AG, Registered Shares	39	6,954
STERIS PLC(b)	2,314	323,891
Stryker Corp.	5,312	884,395
Sysmex Corp.	200	14,475
Tactile Systems Technology, Inc.(a)(b)	1,691	67,911
Tandem Diabetes Care, Inc.(a)(b)	1,485	95,560
Teleflex, Inc.	187	54,765
Terumo Corp.	1,000	34,261
Top Glove Corp. Bhd	18,000	26,803
TransMedics Group, Inc.(a)	9,668	116,789
Varex Imaging Corp.(a)	450	10,220
Varian Medical Systems, Inc.(a)	302	31,003
West Pharmaceutical Services, Inc.	234	35,626
Wright Medical Group NV(a)	611	17,505
Zimmer Biomet Holdings, Inc.	814	82,279

		8,724,299

Health Care Providers & Services — 2.0%
Amedisys, Inc.(a)	328	60,201
AmerisourceBergen Corp.	2,070	183,195
AMN Healthcare Services, Inc.(a)(b)	8,905	514,798
Anthem, Inc.	2,247	510,159
Apollo Hospitals Enterprise Ltd.	5,121	76,742
Bangkok Dusit Medical Services PCL, NVDR	165,900	94,994
Bumrungrad Hospital PCL - NVDR	7,700	26,656
Cardinal Health, Inc.	2,162	103,646
Celltrion Healthcare Co. Ltd.(a)	919	67,044
Centene Corp.(a)	3,839	228,075
Chemed Corp.	1,025	444,030
Cigna Corp.(b)	3,112	551,384
CVS Health Corp.	14,646	868,947
DaVita, Inc.(a)	888	67,541
Ensign Group, Inc.	871	32,758
Fresenius Medical Care AG & Co. KGaA	376	24,544
Fresenius SE & Co. KGaA	613	22,824
Hapvida Participacoes e Investimentos SA(c)	3,876	31,628
HCA Healthcare, Inc.	2,717	244,122
HealthEquity, Inc.(a)(b)	3,876	196,087
Henry Schein, Inc.(a)	985	49,762
Humana, Inc.	645	202,543
IHH Healthcare Bhd	93,100	110,585
Laboratory Corp. of America Holdings(a)	768	97,068
LHC Group, Inc.(a)(b)	1,171	164,174
Life Healthcare Group Holdings Ltd.	12,797	13,208

12

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Magellan Health, Inc.(a)	1,143	$54,990
McKesson Corp.	1,508	203,972
Molina Healthcare, Inc.(a)	124	17,324
Netcare Ltd.	193,063	161,916
Notre Dame Intermedica Participacoes SA	6,500	56,242
Patterson Cos., Inc.(b)	20,627	315,387
Qualicorp Consultoria e Corretora de Seguros SA(a)	14,115	64,108
Quest Diagnostics, Inc.	1,443	115,873
Ryman Healthcare Ltd.	3,522	21,364
Select Medical Holdings Corp.(a)	12,869	193,035
Sinopharm Group Co. Ltd., Class H	80,400	178,142
Sonic Healthcare Ltd.	1,100	16,533
U.S. Physical Therapy, Inc.(b)	5,013	345,897
UnitedHealth Group, Inc.	7,237	1,804,763
Universal Health Services, Inc., Class B	754	74,706

		8,610,967

Health Care Technology — 0.7%
Alibaba Health Information Technology Ltd.(a)	56,000	92,026
Allscripts Healthcare Solutions, Inc.(a)(b)	44,244	311,478
Castlight Health, Inc., Class B(a)	73,355	53,043
Cerner Corp.(b)	1,181	74,391
Evolent Health, Inc., Class A(a)	8,763	47,583
HMS Holdings Corp.(a)	2,325	58,753
Inovalon Holdings, Inc., Class A(a)(b)	13,899	231,557
Inspire Medical Systems, Inc.(a)	1,958	118,028
Livongo Health, Inc.(a)(b)	584	16,661
M3, Inc.	300	8,849
Omnicell, Inc.(a)	7,088	464,831
Phreesia, Inc.(a)	18,492	388,887
Ping An Healthcare and Technology Co. Ltd.(a)(c)	5,600	51,564
Teladoc Health, Inc.(a)(b)	5,108	791,791
Veeva Systems, Inc., Class A(a)	1,486	232,366
Vocera Communications, Inc.(a)(b)	3,275	69,561

		3,011,369

Hotels, Restaurants & Leisure — 1.1%
Aramark	394	7,868
BJ’s Restaurants, Inc.	5,086	70,645
Boyd Gaming Corp.	17,413	251,095
Carnival PLC	350	4,178
Century Casinos, Inc.(a)	10,983	26,469
Cheesecake Factory, Inc.(b)	5,376	91,822
Chipotle Mexican Grill, Inc.(a)	273	178,651
Choice Hotels International, Inc.(b)	1,998	122,377
Churchill Downs, Inc.(b)	2,784	286,613
Compass Group PLC	3,009	46,881
Crown Resorts Ltd.	12,556	58,269
Darden Restaurants, Inc.	1,609	87,626

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Del Taco Restaurants, Inc.(a)	2,726	$9,350
Domino’s Pizza, Inc.	170	55,092
Dunkin’ Brands Group, Inc.	1,464	77,738
Eldorado Resorts, Inc.(a)	711	10,238
Everi Holdings, Inc.(a)	1,826	6,026
Extended Stay America, Inc.	5,803	42,420
Flight Centre Travel Group Ltd.(d)	266	1,595
Flutter Entertainment PLC	139	12,503
Galaxy Entertainment Group Ltd.	2,000	10,534
Genting Bhd	37,000	32,003
GVC Holdings PLC	1,817	12,586
Hilton Worldwide Holdings, Inc.	473	32,278
International Game Technology PLC	3,104	18,469
J Alexander’s Holdings, Inc.(a)(b)	4,680	17,924
Las Vegas Sands Corp.	590	25,057
Marriott International, Inc., Class A	684	51,170
McDonald’s Corp.	5,199	859,655
McDonald’s Holdings Co. Japan Ltd.	300	13,531
MGM Resorts International	428	5,050
OPAP SA	4,323	32,571
Oriental Land Co. Ltd.	500	63,828
Penn National Gaming, Inc.(a)	1,843	23,314
Red Rock Resorts, Inc., Class A(b)	3,453	29,523
Royal Caribbean Cruises Ltd.(b)	288	9,265
Ruth’s Hospitality Group, Inc.	4,458	29,779
Sodexo SA	148	9,939
Starbucks Corp.(b)	8,759	575,817
Tabcorp Holdings Ltd.	10,107	15,642
Target Hospitality Corp.(a)	15,756	31,354
Texas Roadhouse, Inc.(b)	11,825	488,372
TUI AG	665	2,911
Vail Resorts, Inc.(b)	329	48,597
Whitbread PLC	567	21,014
Wingstop, Inc.	3,622	288,673
Yum China Holdings, Inc.	4,495	191,622
Yum! Brands, Inc.	1,264	86,622

		4,474,556

Household Durables — 0.6%
Barratt Developments PLC	4,795	25,918
Bassett Furniture Industries, Inc.	4,635	25,261
Berkeley Group Holdings PLC	716	31,958
Century Communities, Inc.(a)(b)	3,118	45,242
Crompton Greaves Consumer Electricals Ltd.	18,130	49,944
D.R. Horton, Inc.	5,133	174,522
Garmin Ltd.	135	10,120
Green Brick Partners, Inc.(a)	16,028	129,025
Hangzhou Robam Appliances Co. Ltd., Class A	7,743	30,753
Helen of Troy Ltd.(a)	752	108,311
Hooker Furniture Corp.	2,975	46,440
Iida Group Holdings Co. Ltd.	800	11,057
iRobot Corp.(a)(b)	1,048	42,863

13

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
La-Z-Boy, Inc.	1,963	$40,340
LG Electronics, Inc.	8,416	330,899
LGI Homes, Inc.(a)(b)	872	39,371
MDC Holdings, Inc.	25,270	586,264
Meritage Homes Corp.(a)(b)	5,457	199,235
Mohawk Industries, Inc.(a)(b)	33	2,516
Panasonic Corp.	2,500	18,926
Persimmon PLC	1,259	29,761
Q Technology Group Co. Ltd.(a)	52,000	56,711
Sony Corp.	2,100	124,390
Taylor Wimpey PLC	17,379	25,008
TopBuild Corp.(a)(b)	3,026	216,783
TRI Pointe Group, Inc.(a)(b)	872	7,647

		2,409,265

Household Products — 0.8%
Central Garden & Pet Co.(a)	660	18,150
Church & Dwight Co., Inc.(b)	2,449	157,177
Clorox Co.	1,438	249,133
Colgate-Palmolive Co.	1,077	71,470
Essity AB, Class B	1,668	51,097
Henkel AG & Co. KGaA	436	32,027
Hindustan Unilever Ltd.	17,512	531,086
Kimberly-Clark de Mexico SAB de CV, Class A	197,067	298,394
Procter & Gamble Co.	17,179	1,889,690
Reckitt Benckiser Group PLC	1,771	134,907
Unicharm Corp.	700	26,204
Unilever Indonesia Tbk PT	131,700	58,239
WD-40 Co.	113	22,696

		3,540,270

Independent Power and Renewable Electricity Producers — 0.0%
Meridian Energy Ltd.	20,038	47,823
Ormat Technologies, Inc.	278	18,810
Uniper SE	1,682	41,315

		107,948

Industrial Conglomerates — 0.5%
3M Co.	3,091	421,952
Carlisle Cos., Inc.	757	94,837
CITIC Ltd.	57,000	59,074
CK Hutchison Holdings Ltd.	12,000	79,982
DCC PLC	738	46,089
General Electric Co.	11,700	92,898
Honeywell International, Inc.	5,563	744,274
Keihan Holdings Co. Ltd.	500	22,179
Keppel Corp. Ltd.	12,700	47,235
KOC Holding AS	78,181	158,086
NWS Holdings Ltd.	11,000	11,210
Roper Technologies, Inc.	990	308,692
Siemens AG, Registered Shares	1,734	145,196
Sime Darby Bhd	99,700	39,253
Smiths Group PLC(a)	1,988	29,973

Security	Shares	Value

Industrial Conglomerates (continued)
Toshiba Corp.	800	$17,535

		2,318,465

Insurance — 1.9%
Admiral Group PLC	323	8,895
Aflac, Inc.	967	33,110
AIA Group Ltd.	19,000	170,138
Alleghany Corp.	23	12,704
Allianz SE, Registered Shares	809	137,771
Allstate Corp.	795	72,925
American International Group, Inc.	1,477	35,817
Aon PLC	1,664	274,627
Arch Capital Group Ltd.(a)	891	25,358
Argo Group International Holdings Ltd.	270	10,006
Arthur J Gallagher & Co.	3,915	319,112
Assicurazioni Generali SpA	3,436	46,540
Aviva PLC	15,669	51,516
AXA SA	2,886	48,866
Bajaj Finserv Ltd.	1,304	78,853
Brown & Brown, Inc.	216	7,824
BRP Group, Inc., Class A(a)	1,682	17,745
Cathay Financial Holding Co. Ltd.	199,476	232,159
China Life Insurance Co. Ltd., Class H	274,000	529,107
China Pacific Insurance Group Co. Ltd., Class A	39,300	154,735
China Pacific Insurance Group Co. Ltd., Class H	10,800	32,338
Cincinnati Financial Corp.	2,809	211,939
CNO Financial Group, Inc.	35,375	438,296
Dai-ichi Life Holdings, Inc.	1,700	20,188
Direct Line Insurance Group PLC	3,638	13,281
eHealth, Inc.(a)	841	118,430
Employers Holdings, Inc.	6,324	256,185
FedNat Holding Co.(b)	5,019	57,618
Fidelity National Financial, Inc.	395	9,828
First American Financial Corp.	2,064	87,534
Fubon Financial Holding Co. Ltd.	96,000	118,659
Genworth Financial, Inc., Class A(a)	9,401	31,211
Gjensidige Forsikring ASA	2,982	50,781
Globe Life, Inc.	2,933	211,088
Hannover Rueck SE	171	24,146
Hartford Financial Services Group, Inc.	433	15,259
HCI Group, Inc.(b)	909	36,587
Heritage Insurance Holdings, Inc.	9,078	97,225
Insurance Australia Group Ltd.	7,160	27,015
Investors Title Co.	19	2,432
Japan Post Holdings Co. Ltd.	3,600	28,161
Legal & General Group PLC	12,027	28,416
Lincoln National Corp.	1,001	26,346
Markel Corp.(a)	37	34,332
Marsh & McLennan Cos., Inc.	3,835	331,574
Medibank Pvt Ltd.	6,525	10,730
MetLife, Inc.	2,940	89,876
MS&AD Insurance Group Holdings, Inc.	1,300	36,271

14

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	239	$48,056
National General Holdings Corp.	15,130	250,402
New China Life Insurance Co. Ltd., Class A	27,000	149,958
Old Mutual Ltd.	64,155	42,561
Ping An Insurance Group Co. of China Ltd., Class A	15,600	150,950
Ping An Insurance Group Co. of China Ltd., Class H	116,500	1,137,769
Poste Italiane SpA(c)	1,363	11,472
Principal Financial Group, Inc.	300	9,402
Progressive Corp.	2,748	202,912
Protective Insurance Corp., Class B	3,976	54,670
Prudential Financial, Inc.	6,700	349,338
Prudential PLC	7,243	90,754
QBE Insurance Group Ltd.	2,938	15,304
Reinsurance Group of America, Inc.	266	22,381
RLI Corp.(b)	706	62,079
RSA Insurance Group PLC	6,167	32,182
SBI Life Insurance Co. Ltd.(c)	5,754	48,765
Sompo Holdings, Inc.	700	21,577
Sony Financial Holdings, Inc.	400	6,717
Suncorp Group Ltd.	1,493	8,291
Swiss Re AG	375	28,875
T&D Holdings, Inc.	500	4,053
Tokio Marine Holdings, Inc.	1,200	54,905
Travelers Cos., Inc.	1,321	131,241
Trupanion, Inc.(a)	816	21,241
United Insurance Holdings Corp.(b)	6,589	60,882
Universal Insurance Holdings, Inc.	1,899	34,030
Unum Group	8,516	127,825
Watford Holdings Ltd.(a)	6,249	91,548
Willis Towers Watson PLC	787	133,672
Zurich Insurance Group AG	217	76,234

		8,193,600

Interactive Media & Services — 3.6%
Alphabet, Inc., Class A(a)(b)	2,131	2,476,115
Alphabet, Inc., Class C(a)	2,099	2,440,738
Auto Trader Group PLC(c)	3,567	19,275
Autohome, Inc. - ADR(a)	352	24,999
Baidu, Inc. - ADR(a)	5,372	541,444
Cargurus, Inc.(a)	4,002	75,798
Cars.com, Inc.(a)	2,596	11,163
EverQuote, Inc., Class A(a)	1,804	47,355
Facebook, Inc., Class A(a)	16,799	2,802,073
IAC/InterActiveCorp.(a)	168	30,111
Just Dial Ltd.(a)	18,038	69,784
Kakao Corp.	731	92,459
Momo, Inc., ADR	3,097	67,174
NAVER Corp.	2,054	285,577
Pinterest, Inc., Class A, Class A(a)	3,182	49,130
REA Group Ltd.	425	19,909

Security	Shares	Value

Interactive Media & Services (continued)
Snap, Inc., Class A(a)	1,499	$17,823
Tencent Holdings Ltd.	120,400	5,951,082
TripAdvisor, Inc.	3,749	65,195
TrueCar, Inc.(a)	23,092	55,883
Twitter, Inc.(a)	6,610	162,342
Yelp, Inc.(a)(b)	7,506	135,333
Z Holdings Corp.	2,300	7,333
Zillow Group, Inc., Class C(a)	213	7,672

		15,455,767

Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com, Inc., Class A(a)	12,921	170,945
Alibaba Group Holding Ltd.(a)	9,800	237,464
Alibaba Group Holding Ltd. - ADR(a)	30,279	5,888,660
Amazon.com, Inc.(a)	3,176	6,192,311
Blue Apron Holdings, Inc.(a)	7,250	87,362
Booking Holdings, Inc.(a)(b)	254	341,711
Delivery Hero SE(a)(c)	126	9,264
eBay, Inc.	2,782	83,627
Etsy, Inc.(a)	192	7,380
Expedia Group, Inc.	649	36,519
GrubHub, Inc.(a)(b)	583	23,746
JD.com, Inc. - ADR(a)	13,586	550,233
Just Eat Takeaway(a)(c)	77	5,823
Meituan Dianping, Class B(a)	28,700	342,140
MercadoLibre, Inc.(a)	141	68,890
Naspers Ltd., Class N	8,227	1,169,175
Ocado Group PLC(a)	457	6,855
PetMed Express, Inc.	1,039	29,902
Pinduoduo, Inc., ADR(a)	3,529	127,150
Prosus NV(a)	1,133	78,911
Qurate Retail, Inc., Series A(a)	2,289	13,974
Rakuten, Inc.	500	3,770
RealReal, Inc.(a)(b)	11,170	78,302
Stamps.com, Inc.(a)	171	22,244
Trip.com Group Ltd., ADR(a)	5,260	123,347
Vipshop Holdings Ltd. - ADR(a)	9,601	149,584
Wayfair, Inc., Class A(a)(b)	821	43,874
Zalando SE(a)(c)	157	5,917

		15,899,080

IT Services — 3.0%
Accenture PLC, Class A	2,564	418,599
Akamai Technologies, Inc.(a)	371	33,943
Amadeus IT Group SA	267	12,567
Atos SE	204	13,591
Automatic Data Processing, Inc.	6,382	872,292
Black Knight, Inc.(a)	411	23,863
Booz Allen Hamilton Holding Corp.	201	13,797
Broadridge Financial Solutions, Inc.	308	29,208
Capgemini SE	372	31,085
Cognizant Technology Solutions Corp., Class A	1,546	71,843
CSG Systems International, Inc.	13,130	549,490

15

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Edenred	764	$31,706
EPAM Systems, Inc.(a)(b)	166	30,819
Fidelity National Information Services, Inc.	4,622	562,220
Fiserv, Inc.(a)(b)	3,696	351,083
FleetCor Technologies, Inc.(a)	215	40,106
Fujitsu Ltd.	300	27,021
Gartner, Inc.(a)(b)	1,023	101,860
Genpact Ltd.	5,431	158,585
Global Payments, Inc.	816	117,692
GoDaddy, Inc., Class A(a)	391	22,330
Hackett Group, Inc.	17,257	219,509
HCL Technologies Ltd.	43,129	248,783
Infosys Ltd.	65,294	540,959
Infosys Ltd. - ADR(b)	8,697	71,402
International Business Machines Corp.	3,702	410,663
International Money Express, Inc.(a)	6,289	57,419
Jack Henry & Associates, Inc.	1,462	226,961
LiveRamp Holdings, Inc.(a)(b)	6,049	199,133
ManTech International Corp., Class A	9,645	700,902
Mastercard, Inc., Class A	8,125	1,962,675
MAXIMUS, Inc.	1,045	60,819
Mindtree Ltd.	8,786	96,244
MongoDB, Inc.(a)	114	15,566
Mphasis Ltd.	12,282	107,363
NEC Corp.	200	7,283
NTT Data Corp.	800	7,658
Obic Co. Ltd.	100	13,029
Okta, Inc.(a)	241	29,465
Paychex, Inc.	8,397	528,339
PayPal Holdings, Inc.(a)	8,069	772,526
Perficient, Inc.(a)	4,215	114,184
Repay Holdings Corp.(a)(b)	10,903	156,458
Samsung SDS Co. Ltd.	932	113,922
Square, Inc., Class A(a)	1,921	100,622
Tata Consultancy Services Ltd.	16,255	391,047
Tech Mahindra Ltd.	6,196	46,154
Twilio, Inc., Class A(a)(b)	967	86,537
VeriSign, Inc.(a)	912	164,242
Verra Mobility Corp.(a)(b)	10,953	78,204
Virtusa Corp.(a)	1,040	29,536
Visa, Inc., Class A(b)	10,306	1,660,503
Wipro Ltd.	21,346	55,530
Wirecard AG(b)	148	16,675
Wix.com Ltd.(a)	162	16,333
Worldline SA(a)(c)	163	9,620

		12,829,965

Leisure Products — 0.0%
Hasbro, Inc.	131	9,373
HLB, Inc.(a)	599	43,570

Security	Shares	Value

Leisure Products (continued)
Malibu Boats, Inc., Class A(a)	3,927	$113,058

		166,001

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.(a)	1,015	28,197
Agilent Technologies, Inc.	1,233	88,308
Bio-Rad Laboratories, Inc., Class A(a)	506	177,383
Divi’s Laboratories Ltd.	1,385	36,134
Genscript Biotech Corp.(a)	16,000	25,610
Illumina, Inc.(a)	606	165,511
IQVIA Holdings, Inc.(a)	657	70,864
Lonza Group AG, Registered Shares	115	47,302
Luminex Corp.(b)	5,574	153,452
Medpace Holdings, Inc.(a)	3,368	247,144
Mettler-Toledo International, Inc.(a)	161	111,172
NanoString Technologies, Inc.(a)	2,579	62,025
NeoGenomics, Inc.(a)(b)	9,064	250,257
Pacific Biosciences of California, Inc.(a)(b)	16,693	51,081
PerkinElmer, Inc.	587	44,189
Personalis, Inc.(a)	4,573	36,904
QIAGEN NV(a)	327	13,203
Repligen Corp.(a)(b)	1,791	172,903
Samsung Biologics Co. Ltd.(a)(c)	287	112,490
Sartorius Stedim Biotech	45	8,980
Syneos Health, Inc.(a)	3,727	146,918
Thermo Fisher Scientific, Inc.	2,119	600,948
Waters Corp.(a)(b)	476	86,656
WuXi AppTec Co. Ltd., Class H(c)	2,500	30,390
Wuxi Biologics Cayman, Inc.(a)(c)	13,500	172,352

		2,940,373

Machinery — 1.5%
AGCO Corp.	2,182	103,100
Albany International Corp., Class A	609	28,824
Alfa Laval AB	828	14,176
Alstom SA	269	11,108
Altra Industrial Motion Corp.(b)	454	7,940
Atlas Copco AB, A Shares	1,555	51,710
Atlas Copco AB, B Shares	1,702	49,510
Blue Bird Corp.(a)	7,659	83,713
Caterpillar, Inc.	2,535	294,161
CNH Industrial NV	1,988	11,322
Cummins, Inc.	472	63,871
Deere & Co.(b)	1,392	192,319
Doosan Infracore Co. Ltd.(a)	51,964	132,566
Dover Corp.	590	49,525
Electrolux Professional AB(a)	262	755
Epiroc AB, Class A	3,132	30,949
Epiroc AB, Class B	3,079	30,349
ESCO Technologies, Inc.(b)	13,804	1,047,862
Escorts Ltd.	4,425	38,470
Evoqua Water Technologies Corp.(a)	11,619	130,249
FANUC Corp.	400	53,450

16

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	707	$16,890
Fortive Corp.	3,654	201,664
Franklin Electric Co., Inc.	2,226	104,911
Gencor Industries, Inc.(a)	5,886	61,803
Graco, Inc.(b)	314	15,301
Graham Corp.(b)	377	4,863
Greenbrier Cos., Inc.(b)	1,168	20,720
Hillenbrand, Inc.(b)	5,532	105,717
Hitachi Construction Machinery Co. Ltd.	300	6,017
Hoshizaki Corp.	100	7,480
IDEX Corp.	1,429	197,359
Illinois Tool Works, Inc.	1,376	195,557
Ingersoll Rand, Inc.(a)	889	22,047
Iochpe-Maxion SA	41,206	87,391
John Bean Technologies Corp.	910	67,586
Kennametal, Inc.	475	8,845
KION Group AG	314	13,514
Komatsu Ltd.	500	8,092
Kubota Corp.	900	11,447
Makita Corp.	600	18,302
Mayville Engineering Co., Inc.(a)	1,307	8,012
Middleby Corp.(a)	113	6,427
Miller Industries, Inc.	8,335	235,714
MISUMI Group, Inc.	800	17,305
Mitsubishi Heavy Industries Ltd.	200	5,040
Oshkosh Corp.	3,153	202,833
PACCAR, Inc.	10,395	635,446
Parker-Hannifin Corp.	467	60,584
Pentair PLC	996	29,641
Rexnord Corp.	11,638	263,833
Sandvik AB	4,671	65,706
Schindler Holding AG, Registered Shares	162	33,918
SKF AB, Class B	994	13,545
SMC Corp.	100	41,924
Snap-on, Inc.(b)	1,548	168,453
Spirax-Sarco Engineering PLC	662	66,460
SPX Corp.(a)	3,606	117,700
Standex International Corp.	244	11,961
Stanley Black & Decker, Inc.	541	54,100
Volvo AB, Class B	4,333	51,502
Wabash National Corp.(b)	8,355	60,323
WABCO Holdings, Inc.(a)	78	10,534
Weichai Power Co. Ltd., Class H	102,000	162,475
Westinghouse Air Brake Technologies Corp.	343	16,509
Xylem, Inc.	761	49,564
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	283,098	225,078

Security	Shares	Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	332,400	$239,109

		6,455,131

Marine — 0.0%
AP Moeller - Maersk A/S, Class A	15	12,320
Kuehne + Nagel International AG, Registered Shares	112	15,256
MISC Bhd	59,200	101,566

		129,142

Media — 0.7%
AMC Networks, Inc., Class A(a)(b)	4,087	99,355
Cardlytics, Inc.(a)	1,685	58,908
Charter Communications, Inc., Class A(a)	265	115,622
Cheil Worldwide, Inc.	2,585	33,498
Comcast Corp., Class A(b)	26,093	897,077
Discovery, Inc., Class A(a)(b)	8,562	166,445
Discovery, Inc., Class C(a)	892	15,646
Entravision Communications Corp., Class A	22,484	45,642
EW Scripps Co., Class A(b)	6,123	46,167
Fox Corp., Class A	243	5,742
Gray Television, Inc.(a)	6,598	70,862
iHeartMedia, Inc., Class A(a)	27,738	202,765
Informa PLC	3,393	18,481
Interpublic Group of Cos., Inc.(b)	21,273	344,410
JCDecaux SA	613	10,898
Liberty Broadband Corp., Class C(a)	163	18,047
Liberty Global PLC, Class A(a)(b)	569	9,394
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	337	10,680
Marchex, Inc., Class B(a)(b)	5,595	8,113
McClatchy Co., Class A(a)	3,156	374
Meredith Corp.(b)	389	4,754
MSG Networks, Inc., Class A(a)	4,505	45,951
MultiChoice Group(a)	37,171	176,644
Nexstar Media Group, Inc., Class A	142	8,198
Omnicom Group, Inc.	182	9,992
Pearson PLC	2,097	14,356
Schibsted ASA, Class B	1,747	31,603
Sirius XM Holdings, Inc.(b)	79,161	391,055
TechTarget, Inc.(a)	6,844	141,055
TEGNA, Inc.	2,195	23,838
Townsquare Media, Inc., Class A(b)	4,560	21,022
ViacomCBS, Inc., Class B	1,833	25,680
WPP PLC	2,408	16,372

		3,088,646

Metals & Mining — 1.2%
Agnico Eagle Mines Ltd.	123	4,910
Alcoa Corp.(a)	8,775	54,054
Anglo American Platinum Ltd.	3,950	165,002
AngloGold Ashanti Ltd.	8,536	144,617

17

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
ArcelorMittal SA	937	$8,846
Boliden AB	3,564	63,938
Carpenter Technology Corp.	1,031	20,104
Commercial Metals Co.	6,616	104,467
Evraz PLC	2,472	7,073
Fortescue Metals Group Ltd.	2,590	15,872
Glencore PLC(a)	30,142	45,621
Gold Fields Ltd.	14,450	70,523
Hindalco Industries Ltd.	133,779	168,535
Hochschild Mining PLC	52,450	68,537
Industrias Penoles SAB de CV	3	20
Jiangxi Copper Co. Ltd., Class H	40,000	36,705
Kaiser Aluminum Corp.	168	11,639
Korea Zinc Co. Ltd.	105	30,557
Magnitogorsk Iron & Steel Works PJSC	434,684	209,362
Materion Corp.(b)	9,342	327,063
MMC Norilsk Nickel PJSC	1,475	357,508
MMC Norilsk Nickel PJSC, ADR	9,691	240,049
Newcrest Mining Ltd.	802	11,014
Newmont Corp.	3,881	175,732
Nippon Steel Corp.	700	5,967
Norsk Hydro ASA	14,584	31,445
Northam Platinum Ltd.(a)	3,791	14,464
Novagold Resources, Inc.(a)	28,137	207,651
Nucor Corp.	4,777	172,067
Olympic Steel, Inc.	2,566	26,558
POSCO	6,080	800,054
Reliance Steel & Aluminum Co.(b)	1,460	127,881
Rio Tinto Ltd.	171	8,810
Rio Tinto PLC	2,423	111,076
Ryerson Holding Corp.(a)(b)	9,024	48,008
Schnitzer Steel Industries, Inc., Class A	16,476	214,847
Severstal PJSC	36,725	398,525
Steel Dynamics, Inc.	4,124	92,955
Sumitomo Metal Mining Co. Ltd.	1,000	20,444
Vale SA	50,295	418,343
Vedanta Ltd.	34,696	29,418
voestalpine AG	1,049	21,165

		5,091,426

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	921	9,744
Annaly Capital Management, Inc.	986	4,999
Blackstone Mortgage Trust, Inc., Class A(b)	3,351	62,396
Ellington Financial, Inc.	628	3,586
Great Ajax Corp.(b)	4,209	26,772
Invesco Mortgage Capital, Inc.	30,877	105,290
KKR Real Estate Finance Trust, Inc.(b)	2,439	36,609
TPG RE Finance Trust, Inc.	1,102	6,050

		255,446

Security	Shares	Value

Multi-Utilities — 0.5%
Ameren Corp.	3,978	$289,718
Avista Corp.	6,836	290,462
Black Hills Corp.	240	15,367
Canadian Utilities Ltd., Class A	700	16,733
CMS Energy Corp.	5,651	331,996
Consolidated Edison, Inc.	3,829	298,662
DTE Energy Co.	4,123	391,561
E.ON SE	7,009	71,896
Engie SA(a)	6,809	69,727
National Grid PLC	9,149	106,899
NorthWestern Corp.	3,667	219,397
Public Service Enterprise Group, Inc.	2,519	113,128
Sempra Energy(b)	593	67,003
Suez	2,369	24,068

		2,306,617

Multiline Retail — 0.4%
Dollar General Corp.	4,643	701,139
Dollar Tree, Inc.(a)	1,982	145,618
Harvey Norman Holdings Ltd.	3,082	5,659
Kohl’s Corp.(b)	2,592	37,817
Lojas Renner SA	8,575	55,383
Marks & Spencer Group PLC	12,296	14,906
Next PLC	555	27,844
Nordstrom, Inc.	1,529	23,455
Pan Pacific International Holdings Corp.	500	9,469
Ryohin Keikaku Co. Ltd.	300	3,336
Target Corp.	5,888	547,407
Wesfarmers Ltd.	5,404	114,512

		1,686,545

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.(b)	1,866	7,800
Ardmore Shipping Corp.	7,033	36,923
BP PLC	44,642	183,074
Brigham Minerals, Inc., Class A(b)	5,820	48,131
Cabot Oil & Gas Corp.	669	11,500
Caltex Australia Ltd.	734	9,911
Cheniere Energy, Inc.(a)(b)	228	7,638
Chevron Corp.	11,131	806,552
CNOOC Ltd.	295,000	306,556
CNX Resources Corp.(a)	4,635	24,658
Concho Resources, Inc.	822	35,223
ConocoPhillips	7,064	217,571
Continental Resources, Inc.	10,563	80,701
Cosan Ltd., Class A(a)	7,642	93,997
CVR Energy, Inc.(b)	2,277	37,639
Delek US Holdings, Inc.(b)	10,652	167,875
Devon Energy Corp.	3,010	20,799
DHT Holdings, Inc.	1,816	13,929
Diamondback Energy, Inc.	684	17,921
Eni SpA	8,550	84,965
EOG Resources, Inc.	7,693	276,333
EQT Corp.	1,369	9,679
Equinor ASA	6,566	81,853

18

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp.(b)	40,922	$106,806
Exxon Mobil Corp.	31,554	1,198,105
Gazprom PJSC - ADR	77,670	352,213
Golar LNG Ltd.(b)	5,569	43,884
GS Holdings Corp.	2,707	81,607
Hess Corp.(b)	454	15,118
JXTG Holdings, Inc.	2,000	6,815
Kinder Morgan, Inc.	13,295	185,066
Laredo Petroleum, Inc.(a)	49,833	18,927
Lukoil PJSC	7,545	443,808
Lukoil PJSC - ADR	12,029	708,889
Magnolia Oil & Gas Corp., Class A(a)	14,024	56,096
Marathon Oil Corp.(b)	21,457	70,594
Marathon Petroleum Corp.(b)	5,038	118,998
Matador Resources Co.(a)(b)	28,017	69,482
MOL Hungarian Oil & Gas PLC	8,898	52,212
Neste OYJ	195	6,483
Noble Energy, Inc.(b)	22,990	138,860
Nordic American Tankers Ltd.	18,788	85,110
Novatek PJSC - GDR	1,627	184,490
Occidental Petroleum Corp.(b)	2,071	23,982
OMV AG	696	19,047
ONEOK, Inc.(b)	2,149	46,870
PDC Energy, Inc.(a)	8,035	49,897
Penn Virginia Corp.(a)(b)	657	2,030
PetroChina Co. Ltd., ADR(b)	1,204	43,344
PetroChina Co. Ltd., Class H	1,432,000	519,014
Petronas Dagangan Bhd	7,600	37,501
Petronet LNG Ltd.	97,550	257,553
Phillips 66	1,238	66,419
Pioneer Natural Resources Co.	237	16,626
Polski Koncern Naftowy ORLEN SA	7,861	105,195
PTT Exploration & Production PCL - NVDR	9,200	18,725
PTT PCL - NVDR	111,600	103,174
Reliance Industries Ltd.	44,232	645,001
Repsol SA	649	5,790
Scorpio Tankers, Inc.	1,457	27,858
Southwestern Energy Co.(a)	21,844	36,916
Talos Energy, Inc.(a)(b)	2,445	14,059
Tatneft PJSC	27,754	191,807
Teekay Corp.(a)	5,823	18,401
TOTAL SA	4,631	174,490
Ultrapar Participacoes SA	60,744	146,480
Valero Energy Corp.	4,468	202,668
Williams Cos., Inc.	15,661	221,603

		9,519,241

Paper & Forest Products — 0.2%
Boise Cascade Co.	23,133	550,103
Domtar Corp.(b)	4,069	88,053
Duratex SA	5,400	9,717
Mondi PLC	4,827	81,459
Neenah, Inc.	1,178	50,807

Security	Shares	Value

Paper & Forest Products (continued)
Nine Dragons Paper Holdings Ltd.(b)	74,000	$67,045
UPM-Kymmene OYJ	509	13,879

		861,063

Personal Products — 0.3%
Amorepacific Corp.	556	76,248
Beiersdorf AG	358	36,047
BellRing Brands, Inc., Class A(a)	1,406	23,972
Dabur India Ltd.	8,908	52,910
Edgewell Personal Care Co.(a)	1,273	30,654
elf Beauty, Inc.(a)	1,891	18,608
Estee Lauder Cos., Inc., Class A	1,522	242,516
Kao Corp.	1,000	81,468
Kobayashi Pharmaceutical Co. Ltd.	200	18,504
L’Oreal SA	476	123,194
LG Household & Health Care Ltd.	151	138,314
Natura & Co. Holding SA	6,526	32,328
Natural Health Trends Corp.	3	10
Shiseido Co. Ltd.	800	47,018
Unilever NV	1,806	88,767
Unilever PLC	3,013	151,946
USANA Health Sciences, Inc.(a)	495	28,591

		1,191,095

Pharmaceuticals — 3.4%
Acer Therapeutics, Inc.(a)(b)	8,356	16,628
Aerie Pharmaceuticals, Inc.(a)	1,753	23,666
Allergan PLC	1,385	245,284
Amneal Pharmaceuticals, Inc.(a)	31,322	109,001
Amphastar Pharmaceuticals, Inc.(a)	12,507	185,604
Aspen Pharmacare Holdings Ltd.(a)	4,870	25,473
Astellas Pharma, Inc.	4,000	61,629
AstraZeneca PLC	2,789	248,497
Aurobindo Pharma Ltd.	4,585	24,741
Axsome Therapeutics, Inc.(a)	782	46,005
Bristol-Myers Squibb Co.(b)	16,877	940,724
Cara Therapeutics, Inc.(a)(b)	2,377	31,400
Changchun High & New Technology Industry Group, Inc., Class A	1,500	114,728
China Medical System Holdings Ltd.	65,000	69,534
China Resources Pharmaceutical Group Ltd.(c)	153,000	91,353
Chugai Pharmaceutical Co. Ltd.	500	57,848
Cipla Ltd.	38,919	216,230
Corcept Therapeutics, Inc.(a)	8,553	101,695
CSPC Pharmaceutical Group Ltd.	82,000	161,301
Daiichi Sankyo Co. Ltd.	1,100	75,544
Dr. Reddy’s Laboratories Ltd.	5,646	229,863
Dr. Reddy’s Laboratories Ltd. - ADR	1,468	59,204
Eisai Co. Ltd.	400	29,259
Elanco Animal Health, Inc.(a)(b)	1,223	27,383
Eli Lilly & Co.	4,534	628,957
GlaxoSmithKline PLC	11,911	223,500
Glenmark Pharmaceuticals Ltd.	45,590	123,545

19

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Granules India Ltd.	18,738	$34,880
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	10,000	33,415
Horizon Therapeutics PLC(a)	7,715	228,518
Hypera SA	6,596	36,293
Innoviva, Inc.(a)	7,556	88,859
Intersect ENT, Inc.(a)	7,608	90,155
Intra-Cellular Therapies, Inc.(a)	3,729	57,315
Ipsen SA	97	4,972
Jazz Pharmaceuticals PLC(a)	242	24,137
Jiangsu Hengrui Medicine Co. Ltd., Class A	27,183	348,876
Johnson & Johnson	21,769	2,854,569
Kalbe Farma Tbk PT	376,500	27,606
Kyowa Kirin Co. Ltd.	400	8,940
Lupin Ltd.	3,858	29,983
Luye Pharma Group Ltd.(c)	46,500	22,406
Merck & Co., Inc.	22,912	1,762,849
Merck KGaA	313	31,601
Mylan NV(a)	7,272	108,426
MyoKardia, Inc.(a)	1,721	80,681
NGM Biopharmaceuticals, Inc.(a)	9,986	123,127
Novo Nordisk A/S, Class B	3,177	189,718
Omeros Corp.(a)(b)	2,577	34,455
Ono Pharmaceutical Co. Ltd.	500	11,490
Otsuka Holdings Co. Ltd.	900	35,117
Pacira BioSciences, Inc.(a)	5,481	183,778
Perrigo Co. PLC	494	23,756
Pfizer, Inc.	36,368	1,187,052
Prestige Consumer Healthcare, Inc.(a)	10,324	378,684
Reata Pharmaceuticals, Inc., Class A(a)	1,357	195,869
Recordati SpA	741	31,220
Richter Gedeon Nyrt	9,567	180,425
Roche Holding AG	1,355	435,960
Sanofi	2,274	196,871
Sanofi India Ltd.	453	37,173
Santen Pharmaceutical Co. Ltd.	300	5,149
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,000	32,425
Shionogi & Co. Ltd.	800	39,408
Sino Biopharmaceutical Ltd.	121,000	157,914
Sumitomo Dainippon Pharma Co. Ltd.	200	2,596
Sun Pharmaceutical Industries Ltd.	14,602	67,444
Supernus Pharmaceuticals, Inc.(a)	7,798	140,286
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,276
Takeda Pharmaceutical Co. Ltd.	2,700	82,210
Teva Pharmaceutical Industries Ltd. - ADR(a)	2,931	26,320
Theravance Biopharma, Inc.(a)	918	21,215
Tricida, Inc.(a)(b)	2,096	46,112
UCB SA	144	12,321
Vifor Pharma AG	43	5,883
Yuhan Corp.	163	30,499

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis, Inc.	5,471	$643,882

		14,613,712

Professional Services — 0.6%
ASGN, Inc.(a)	6,605	233,289
CoStar Group, Inc.(a)	60	35,233
CRA International, Inc.	3,828	127,893
Experian PLC	493	13,701
Exponent, Inc.	1,255	90,247
Franklin Covey Co.(a)	9,761	151,686
FTI Consulting, Inc.(a)	617	73,898
ICF International, Inc.(b)	1,179	80,997
IHS Markit Ltd.	3,736	224,160
Insperity, Inc.(b)	10,434	389,188
Intertek Group PLC	317	18,521
Kforce, Inc.	14,386	367,850
Recruit Holdings Co. Ltd.	2,000	51,663
RELX PLC	3,109	66,354
Robert Half International, Inc.	5,365	202,529
Teleperformance	96	19,883
TransUnion	863	57,113
TriNet Group, Inc.(a)	4,893	184,270
Verisk Analytics, Inc.	212	29,549

		2,418,024

Real Estate Management & Development — 0.3%
Ayala Land, Inc.	77,300	45,615
Azrieli Group Ltd.	1,519	86,849
CapitaLand Ltd.	14,900	29,859
CBRE Group, Inc., Class A(a)	945	35,636
Central Pattana PCL - NVDR	29,200	37,491
China Aoyuan Group Ltd.	39,000	44,936
China Resources Land Ltd.	18,000	73,467
City Developments Ltd.	3,700	18,761
Daito Trust Construction Co. Ltd.	200	18,573
Daiwa House Industry Co. Ltd.	1,000	24,707
Deutsche Wohnen SE, Bearer Shares	391	14,818
Emaar Properties PJSC	94,788	56,296
Greenland Holdings Corp. Ltd., Class A	245,000	185,444
Hemisphere Properties India Ltd.(a)	27,195	55,349
Jones Lang LaSalle, Inc.	101	10,199
Kennedy-Wilson Holdings, Inc.	1,143	15,339
Lendlease Group	311	1,950
Mitsubishi Estate Co. Ltd.	2,300	33,969
Mitsui Fudosan Co. Ltd.	1,700	29,435
Poly Developments and Holdings Group Co. Ltd., Class A	23,200	48,271
RE/MAX Holdings, Inc., Class A	12,166	266,679
RMR Group, Inc., Class A	4,071	109,795
Sumitomo Realty & Development Co. Ltd.	400	9,767
Sun Hung Kai Properties Ltd.	2,500	32,685
Sunac China Holdings Ltd.	29,000	132,262
Swire Properties Ltd.	1,200	3,353
UOL Group Ltd.	2,100	9,635
Vonovia SE	640	31,836

		1,462,976

20

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.7%
AMERCO(b)	162	$47,069
Aurizon Holdings Ltd.	15,935	41,297
Canadian National Railway Co.	268	20,954
Canadian Pacific Railway Ltd.	15	3,310
Central Japan Railway Co.	500	80,136
Cia de Locacao das Americas	11,818	23,858
ComfortDelGro Corp. Ltd.	10,100	10,755
Covenant Transportation Group, Inc., Class A(a)	20,243	175,507
CSX Corp.	5,639	323,115
East Japan Railway Co.	1,200	90,804
Hankyu Hanshin Holdings, Inc.	700	23,517
Heartland Express, Inc.	3,250	60,352
JB Hunt Transport Services, Inc.	651	60,042
Kansas City Southern	695	88,390
Keio Corp.	200	11,807
Keisei Electric Railway Co. Ltd.	400	11,559
Kintetsu Group Holdings Co. Ltd.	300	13,885
Knight-Swift Transportation Holdings, Inc.	887	29,094
Kyushu Railway Co.	600	17,235
Landstar System, Inc.(b)	2,201	210,988
Lyft, Inc., Class A(a)	1,285	34,502
Marten Transport Ltd.	5,858	120,206
Nagoya Railroad Co. Ltd.	400	11,246
Norfolk Southern Corp.	1,848	269,808
Odakyu Electric Railway Co. Ltd.	500	10,981
Old Dominion Freight Line, Inc.	564	74,031
Ryder System, Inc.	1,551	41,008
Saia, Inc.(a)(b)	279	20,518
Tobu Railway Co. Ltd.	200	6,977
Tokyu Corp.	1,300	20,429
Uber Technologies, Inc.(a)	6,290	175,617
Union Pacific Corp.	4,933	695,750
Universal Logistics Holdings, Inc.(b)	3,904	51,142
Werner Enterprises, Inc.(b)	1,170	42,424
West Japan Railway Co.	500	34,197

		2,952,510

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.(a)	652	31,615
Advanced Micro Devices, Inc.(a)	4,402	200,203
Advantest Corp.	200	7,966
Ambarella, Inc.(a)	8,463	410,963
Amkor Technology, Inc.(a)	46,508	362,297
Analog Devices, Inc.	2,509	224,932
Applied Materials, Inc.	6,427	294,485
ASML Holding NV	693	182,685
ASPEED Technology, Inc.	1,000	34,065

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	2,175	$515,692
Brooks Automation, Inc.	1,690	51,545
Chipbond Technology Corp.	19,000	30,768
Cirrus Logic, Inc.(a)	18,482	1,212,974
Cypress Semiconductor Corp.	1,482	34,560
DSP Group, Inc.(a)	347	4,650
Enphase Energy, Inc.(a)(b)	1,896	61,222
FormFactor, Inc.(a)	18,156	364,754
Infineon Technologies AG	2,176	31,412
Inphi Corp.(a)(b)	3,060	242,260
Intel Corp.	31,256	1,691,575
Kinsus Interconnect Technology Corp.	20,000	26,587
KLA Corp.	158	22,711
Lam Research Corp.	1,448	347,520
Marvell Technology Group Ltd.	912	20,638
Maxim Integrated Products, Inc.	1,794	87,206
MediaTek, Inc.	50,000	536,661
Microchip Technology, Inc.	654	44,341
Micron Technology, Inc.(a)	4,301	180,900
Novatek Microelectronics Corp.	13,000	73,297
NVIDIA Corp.	4,080	1,075,488
NXP Semiconductors NV	163	13,518
ON Semiconductor Corp.(a)	490	6,096
Pixart Imaging, Inc.	13,000	59,790
Power Integrations, Inc.	1,087	96,015
Qorvo, Inc.(a)	98	7,902
QUALCOMM, Inc.	6,274	424,436
Realtek Semiconductor Corp.(a)	54,000	387,660
Renesas Electronics Corp.(a)	4,200	14,940
Rohm Co. Ltd.	100	5,428
Shenzhen Goodix Technology Co. Ltd., Class A	1,200	43,581
SK Hynix, Inc.	5,307	358,774
Skyworks Solutions, Inc.	2,018	180,369
STMicroelectronics NV	1,192	25,624
Synaptics, Inc.(a)(b)	40	2,315
Taiwan Semiconductor Manufacturing Co. Ltd.	509,000	4,582,176
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	5,619	268,532
Teradyne, Inc.	363	19,664
Texas Instruments, Inc.	6,339	633,456
Tokyo Electron Ltd.	300	55,912
United Microelectronics Corp.	329,000	147,511
Xilinx, Inc.	498	38,814

		15,778,485

Software — 4.8%
8x8, Inc.(a)	10,473	145,156
Adobe, Inc.(a)	4,125	1,312,740
Alarm.com Holdings, Inc.(a)	9,546	371,435
ANSYS, Inc.(a)	188	43,704
Atlassian Corp. PLC, Class A(a)	1,139	156,339
Autodesk, Inc.(a)	570	88,977

21

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Benefitfocus, Inc.(a)(b)	32,595	$290,422
Bottomline Technologies DE, Inc.(a)	6,453	236,503
Box, Inc., Class A(a)(b)	29,627	415,963
Cadence Design Systems, Inc.(a)	1,732	114,381
CDK Global, Inc.	332	10,906
Check Point Software Technologies Ltd.(a)	663	66,658
Citrix Systems, Inc.	1,501	212,467
Cloudera, Inc.(a)(b)	4,433	34,888
Cloudflare, Inc., Class A(a)	3,879	91,079
CommVault Systems, Inc.(a)	11,953	483,858
CyberArk Software Ltd.(a)	191	16,342
Dassault Systemes SE	139	20,293
DocuSign, Inc.(a)	2,078	192,007
Dropbox, Inc., Class A(a)	310	5,611
Everbridge, Inc.(a)	1,353	143,905
Five9, Inc.(a)(b)	1,379	105,438
Fortinet, Inc.(a)	417	42,188
Globant SA(a)	855	75,137
Glodon Co. Ltd., Class A	25,600	152,199
Guidewire Software, Inc.(a)	227	18,003
Hundsun Technologies, Inc., Class A	11,060	135,540
Intuit, Inc.	2,393	550,390
Kingdee International Software Group Co. Ltd.(a)	21,000	27,622
Kingsoft Corp. Ltd.(a)	22,000	70,717
Manhattan Associates, Inc.(a)(b)	1,262	62,873
Microsoft Corp.	54,154	8,540,627
Model N, Inc.(a)	6,084	135,126
New Relic, Inc.(a)	803	37,131
Nice Ltd.(a)	419	60,586
NortonLifeLock, Inc.	1,278	23,911
Oracle Corp.	8,266	399,496
Oracle Corp. Japan	300	26,167
Palo Alto Networks, Inc.(a)	359	58,862
Paycom Software, Inc.(a)	137	27,675
Paylocity Holding Corp.(a)(b)	8,643	763,350
PROS Holdings, Inc.(a)	2,741	85,053
PTC, Inc.(a)	259	15,853
Qualys, Inc.(a)(b)	2,459	213,908
Rapid7, Inc.(a)(b)	4,183	181,249
RingCentral, Inc., Class A(a)(b)	3,091	655,014
Sage Group PLC	1,274	9,264
salesforce.com, Inc.(a)	6,793	978,056
Sangfor Technologies, Inc., Class A	1,181	26,179
SAP SE	1,912	213,471
ServiceNow, Inc.(a)(b)	1,657	474,863
Slack Technologies, Inc., Class A(a)	3,356	90,075
Smartsheet, Inc., Class A(a)	2,574	106,847
Splunk, Inc.(a)	448	56,551
SPS Commerce, Inc.(a)	12,404	576,910
SS&C Technologies Holdings, Inc.	632	27,694
Synopsys, Inc.(a)	370	47,652
Teradata Corp.(a)	458	9,384

Security	Shares	Value

Software (continued)
Totvs SA	23,591	$211,934
Tyler Technologies, Inc.(a)	143	42,408
Varonis Systems, Inc.(a)	169	10,760
VMware, Inc., Class A(a)	270	32,697
Workday, Inc., Class A(a)	1,990	259,138
Yext, Inc.(a)(b)	16,652	169,684
Zoom Video Communications, Inc., Class A(a)	668	97,608
Zscaler, Inc.(a)	1,940	118,068

		20,476,992

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	57	5,319
America’s Car-Mart, Inc.(a)	1,097	61,816
Asbury Automotive Group, Inc.(a)	7,780	429,689
AutoNation, Inc.(a)	2,032	57,018
AutoZone, Inc.(a)	34	28,764
Best Buy Co., Inc.(b)	1,890	107,730
Burlington Stores, Inc.(a)	432	68,455
CarMax, Inc.(a)	546	29,391
Fast Retailing Co. Ltd.	100	40,804
Gap, Inc.(b)	2,823	19,874
Group 1 Automotive, Inc.(b)	2,148	95,071
Hennes & Mauritz AB, Class B	1,733	22,177
Home Depot, Inc.	7,570	1,413,395
Home Product Center PCL - NVDR	347,800	116,439
Industria de Diseno Textil SA(a)	1,986	51,464
JD Sports Fashion PLC	1,799	10,076
JUMBO SA	2,026	27,197
Kingfisher PLC	5,252	9,225
Lithia Motors, Inc., Class A(b)	4,009	327,896
Lowe’s Cos., Inc.(b)	4,386	377,415
MarineMax, Inc.(a)	14,265	148,641
National Vision Holdings, Inc.(a)	1,862	36,160
Nitori Holdings Co. Ltd.	300	40,542
O’Reilly Automotive, Inc.(a)	201	60,511
Ross Stores, Inc.(b)	2,241	194,900
Shoe Carnival, Inc.(b)	1,475	30,636
Sonic Automotive, Inc., Class A	7,515	99,799
Tiffany & Co.	1,436	185,962
Tilly’s, Inc., Class A(b)	5,473	22,604
TJX Cos., Inc.	9,679	462,753
Tractor Supply Co.	2,008	169,776
Truworths International Ltd.	11,481	16,035
Ulta Salon Cosmetics & Fragrance, Inc.(a)	811	142,493
USS Co. Ltd.	400	5,485
Yamada Denki Co. Ltd.(a)	1,200	4,780
Zumiez, Inc.(a)	5,350	92,662

		5,012,954

22

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.0%
Acer, Inc.(a)	231,000	$119,062
Apple, Inc.	30,291	7,702,698
Asustek Computer, Inc.	45,000	304,691
Brother Industries Ltd.	200	3,029
Canon, Inc.	1,600	34,770
Catcher Technology Co. Ltd.	4,000	25,587
Chicony Electronics Co. Ltd.	32,000	79,896
Dell Technologies, Inc., Class C(a)	510	20,171
FUJIFILM Holdings Corp.	800	39,424
Hewlett Packard Enterprise Co.	3,622	35,170
HP, Inc.(b)	11,275	195,734
Lenovo Group Ltd.	516,000	273,347
NetApp, Inc.	431	17,968
Ricoh Co. Ltd.	1,600	11,682
Samsung Electronics Co. Ltd.	95,515	3,713,765
Seagate Technology PLC	949	46,311
Seiko Epson Corp.	500	5,381
Super Micro Computer, Inc.(a)	2,961	63,010
Western Digital Corp.	492	20,477
Xerox Holdings Corp.(a)	667	12,633
Xiaomi Corp., Class B(a)(c)	107,200	142,339

		12,867,145

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG	238	52,843
ANTA Sports Products Ltd.	28,000	203,188
Bosideng International Holdings Ltd.	312,000	72,468
Crocs, Inc.(a)	3,522	59,839
Culp, Inc.(b)	4,365	32,126
Deckers Outdoor Corp.(a)	382	51,188
EssilorLuxottica SA	259	27,422
Feng TAY Enterprise Co. Ltd.	12,100	51,824
G-III Apparel Group Ltd.(a)	5,193	39,986
Hermes International	84	57,155
Kering SA	114	59,441
Li Ning Co. Ltd.	80,500	231,589
Lululemon Athletica, Inc.(a)	1,216	230,493
LVMH Moet Hennessy Louis Vuitton SE	481	176,407
Moncler SpA	196	7,122
NIKE, Inc., Class B	11,664	965,079
Oxford Industries, Inc.	10,434	378,337
Ralph Lauren Corp.	453	30,274
Steven Madden Ltd.(b)	5,532	128,508
VF Corp.	750	40,560
Wolverine World Wide, Inc.(b)	3,792	57,638

		2,953,487

Thrifts & Mortgage Finance — 0.5%
Capitol Federal Financial, Inc.	6,924	80,388
Essent Group Ltd.	8,005	210,852
Federal Agricultural Mortgage Corp., Class C	2,668	148,421
First Defiance Financial Corp.	574	8,461
Hingham Institution for Savings	105	15,224
Housing Development Finance Corp. Ltd.	30,701	662,661

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Merchants Bancorp(b)	7,355	$111,649
NMI Holdings, Inc., Class A(a)	799	9,276
Northwest Bancshares, Inc.	5,521	63,878
OceanFirst Financial Corp.	834	13,269
Provident Bancorp, Inc.(a)	2,869	24,731
Radian Group, Inc.	8,634	111,810
Riverview Bancorp, Inc.	46,822	234,578
Timberland Bancorp, Inc.	1,091	19,954
Washington Federal, Inc.(b)	12,142	315,206

		2,030,358

Tobacco — 0.1%
Altria Group, Inc.	819	31,671
Gudang Garam Tbk PT	29,300	73,616
ITC Ltd.	126,134	284,427
KT&G Corp.	544	33,308
Philip Morris International, Inc.	2,147	156,645

		579,667

Trading Companies & Distributors — 0.7%
AerCap Holdings NV(a)	887	20,215
Applied Industrial Technologies, Inc.	10,949	500,588
Barloworld Ltd.	22,135	80,420
BMC Stock Holdings, Inc.(a)	19,792	350,912
Bunzl PLC	457	9,148
DXP Enterprises, Inc.(a)	1,215	14,896
Fastenal Co.	4,591	143,469
Ferguson PLC	274	16,942
Foundation Building Materials, Inc.(a)	13,226	136,096
GATX Corp.(b)	4,550	284,648
GMS, Inc.(a)	1,843	28,990
H&E Equipment Services, Inc.	12,040	176,747
HD Supply Holdings, Inc.(a)	2,476	70,393
Herc Holdings, Inc.(a)	15,969	326,726
ITOCHU Corp.	4,000	82,778
Mitsubishi Corp.	3,500	74,033
Mitsui & Co. Ltd.	2,900	40,263
MonotaRO Co Ltd.	300	7,926
SiteOne Landscape Supply, Inc.(a)(b)	3,295	242,578
Sumitomo Corp.	1,600	18,247
Titan Machinery, Inc.(a)	2,772	24,089
United Rentals, Inc.(a)(b)	1,166	119,981
W.W. Grainger, Inc.(b)	470	116,795

		2,886,880

Transportation Infrastructure — 0.2%
Aena SME SA(c)	617	66,941
Aeroports de Paris	219	21,157
Atlantia SpA	1,401	17,404
Auckland International Airport Ltd.	14,271	42,523
DP World PLC	3,095	46,523
Fraport AG Frankfurt Airport Services Worldwide	583	23,469
Grupo Aeroportuario del Centro Norte SAB de CV	29,603	100,043

23

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,353	$90,330
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,649	100,145
Jiangsu Expressway Co. Ltd., Class H	80,000	88,917
Kamigumi Co. Ltd.	400	6,752
SATS Ltd.	11,000	24,451
Sydney Airport	9,413	32,523
Transurban Group	8,878	66,129

		727,307

Water Utilities — 0.2%
American States Water Co.(b)	628	51,333
American Water Works Co., Inc.	3,913	467,838
California Water Service Group	156	7,850
Essential Utilities, Inc.	1,057	43,020
Global Water Resources, Inc.	1,599	16,294
Guangdong Investment Ltd.	32,000	61,410
Severn Trent PLC	444	12,568
United Utilities Group PLC	1,094	12,246

		672,559

Wireless Telecommunication Services — 0.8%
Advanced Info Service PCL - NVDR	27,600	167,342
America Movil SAB de CV, Series L	383,962	227,407
Bharti Airtel Ltd.(a)	48,327	281,656
China Mobile Ltd.	107,000	801,888
Etihad Etisalat Co.(a)	10,447	60,034
KDDI Corp.	3,500	103,385
Maxis Bhd	95,100	118,029
Millicom International Cellular SA, SDR	143	3,973
Mobile TeleSystems PJSC - ADR	13,753	104,523
MTN Group Ltd.	21,507	57,668
NTT DOCOMO, Inc.	3,200	100,074
PLAY Communications SA(c)	4,109	28,813
Shenandoah Telecommunications Co.	245	12,066
Sistema PJSFC	164,764	26,805
Softbank Corp.	3,300	42,038
SoftBank Group Corp.	2,700	95,586
Spok Holdings, Inc.	1,207	12,903
T-Mobile U.S., Inc.(a)	838	70,308
Taiwan Mobile Co. Ltd.	107,000	353,293
Tele2 AB, Class B	1,469	19,571
Telephone & Data Systems, Inc.	8,284	138,840
Turkcell Iletisim Hizmetleri AS	235,009	436,504
United States Cellular Corp.(a)	3,606	105,620
Vodacom Group Ltd.	4,156	27,189
Vodafone Group PLC	52,654	72,844

		3,468,359

Total Common Stocks — 79.5% (Cost — $366,279,614)		338,967,920

Security	Shares	Value

Preferred Securities — 0.4%

Preferred Stocks — 0.4%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	204	$8,651

Banks — 0.4%
Banco Bradesco SA, Preference Shares, 0.00%	189,339	756,831
Itau Unibanco Holding SA, Preference Shares, 0.00%	153,955	684,133
Itausa - Investimentos Itau SA, Preference Shares, 0.00%	23,811	40,188

		1,481,152

Chemicals — 0.0%
Fuchs Petrolub SE, Preference Shares, 0.00%	806	28,750

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais, Preference Shares, 0.00%	16,105	27,616

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares, 0.00%	37	8,846

Household Products — 0.0%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	279	22,315

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	24,360	47,116

Multiline Retail — 0.0%
Lojas Americanas SA, Preference Shares, 0.00%	19,787	68,545

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA, Preference Shares, 0.00%	68,195	183,608

Total Preferred Stocks — 0.4%		1,876,599

Total Preferred Secursities — 0.4% (Cost — $3,134,519)		1,876,599

24

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	$5,664

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)	4,640	17,632

Total Rights — 0.0% (Cost — $13,422)		23,296

Total Long-Term Investments — 79.9% (Cost — $369,427,555)		340,867,815

Security	Shares	Value

Short-Term Securities — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(e)(f)(g)	26,807,346	$26,801,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(f)(g)	43,811,746	43,811,746

Total Short-Term Securities — 16.6% (Cost — $70,612,914)		70,613,731

Total Investments — 96.5% (Cost — $440,040,469)		411,481,546

Other Assets Less Liabilities — 3.5%		14,848,382

Net Assets — 100.0%		$426,329,928

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,053,507	—	(7,246,161	)(b)	26,807,346	$26,801,985	$38,647	(c)	$(59,640)	$(4,074)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,836,183	—	(24,437	)(b)	43,811,746	43,811,746	214,575		—	—

						$70,613,731	$253,222		$(59,640)	$(4,074)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

25

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio

Portfolio Abbreviations

ADR	American Depositary Receipts

AGC	Assured Guarantee Corp.

CME	Chicago Mercantile Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

Radian	Radian Guaranty, Inc.

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	46	06/19/20	$1,939	$114,121
Russell 2000 E-Mini Index	11	06/19/20	631	37,756
S&P 500 E-Mini Index	1,957	06/19/20	251,445	(14,946,696)

				(14,794,819)

Short Contracts
MSCI EAFE Index	270	06/19/20	21,051	(1,532,187)
MSCI Emerging Markets Index	2,000	06/19/20	84,290	(864,228)
Russell 2000 E-Mini Index	1,100	06/19/20	63,118	6,071,498

				3,675,083

				$(11,119,736)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,338,440	USD	798,005	Bank of America N.A.	06/17/20	$25,437
CAD	1,924,244	USD	1,367,633	Bank of America N.A.	06/17/20	691
CHF	662,000	USD	675,492	BNP Paribas S.A.	06/17/20	14,796
EUR	357,000	USD	383,279	BNP Paribas S.A.	06/17/20	11,600
EUR	250,000	USD	272,850	Morgan Stanley & Co. International PLC	06/17/20	3,676
EUR	387,000	USD	427,827	Morgan Stanley & Co. International PLC	06/17/20	236
GBP	288,667	USD	344,450	Bank of America N.A.	06/17/20	14,581
JPY	31,698,000	USD	295,379	Bank of America N.A.	06/17/20	374
JPY	34,196,000	USD	308,635	Bank of America N.A.	06/17/20	10,426
JPY	19,380,000	USD	180,073	Morgan Stanley & Co. International PLC	06/17/20	750
JPY	17,390,000	USD	157,928	Toronto-Dominion Bank	06/17/20	4,327
NOK	7,429,599	USD	692,203	Bank of America N.A.	06/17/20	22,633

26

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,063,788	USD	205,087	Bank of America N.A.	06/17/20	$3,883
USD	322,315	CHF	298,000	Morgan Stanley & Co. International PLC	06/17/20	11,581
USD	33,277	EUR	29,000	Morgan Stanley & Co. International PLC	06/17/20	1,200
USD	206,927	GBP	159,000	Morgan Stanley & Co. International PLC	06/17/20	9,170
USD	52,681	JPY	5,368,000	Morgan Stanley & Co. International PLC	06/17/20	2,596
USD	207,467	JPY	21,792,000	Morgan Stanley & Co. International PLC	06/17/20	4,140
USD	34,476	NOK	328,000	Morgan Stanley & Co. International PLC	06/17/20	2,917
USD	6,320	NZD	10,000	Morgan Stanley & Co. International PLC	06/17/20	356
USD	382,002	SEK	3,760,000	Bank of America N.A.	06/17/20	1,282
USD	148,152	SEK	1,384,000	Morgan Stanley & Co. International PLC	06/17/20	8,015

						154,667

AUD	349,000	USD	230,179	Morgan Stanley & Co. International PLC	06/17/20	(15,465)
CHF	765,000	USD	801,347	BNP Paribas S.A.	06/17/20	(3,658)
EUR	253,000	USD	286,454	BNP Paribas S.A.	06/17/20	(6,609)
EUR	3,000	USD	3,320	Bank of America N.A.	06/17/20	(1)
EUR	254,000	USD	283,157	Bank of America N.A.	06/17/20	(2,207)
GBP	617,000	USD	809,760	Morgan Stanley & Co. International PLC	06/17/20	(42,363)
JPY	31,816,000	USD	304,885	Morgan Stanley & Co. International PLC	06/17/20	(8,031)
SEK	1,930,000	USD	206,678	Morgan Stanley & Co. International PLC	06/17/20	(11,256)
SGD	178,000	USD	128,626	BNP Paribas S.A.	06/17/20	(3,247)
USD	888,793	AUD	1,544,000	BNP Paribas S.A.	06/17/20	(61,115)
USD	574,214	AUD	957,000	Toronto-Dominion Bank	06/17/20	(14,556)
USD	802,389	CAD	1,166,000	Bank of America N.A.	06/17/20	(26,750)
USD	834,519	CAD	1,213,000	Morgan Stanley & Co. International PLC	06/17/20	(28,042)
USD	708,524	CHF	688,620	Bank of America N.A.	06/17/20	(9,522)
USD	272,284	EUR	252,000	Bank of America N.A.	06/17/20	(6,454)
USD	316,879	EUR	290,000	Bank of America N.A.	06/17/20	(3,891)
USD	539,476	GBP	467,000	BNP Paribas S.A.	06/17/20	(41,358)
USD	292,882	GBP	241,000	Morgan Stanley & Co. International PLC	06/17/20	(6,863)
USD	629,913	GBP	519,000	Morgan Stanley & Co. International PLC	06/17/20	(15,596)
USD	89,358	JPY	9,744,060	Bank of America N.A.	06/17/20	(1,557)
USD	504,109	JPY	55,798,000	Bank of America N.A.	06/17/20	(16,506)
USD	434,321	NOK	4,546,000	Bank of America N.A.	06/17/20	(3,071)
USD	647,212	NOK	7,253,000	Toronto-Dominion Bank	06/17/20	(50,632)

27

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,533	NZD	91,689	Bank of America N.A.	06/17/20	$(1,144)
USD	201,882	NZD	340,000	Morgan Stanley & Co. International PLC	06/17/20	(873)
USD	240,160	SEK	2,490,000	Morgan Stanley & Co. International PLC	06/17/20	(11,966)
USD	68,304	SGD	98,743	BNP Paribas S.A.	06/17/20	(1,249)
USD	244,853	SGD	350,000	Morgan Stanley & Co. International PLC	06/17/20	(1,679)

						(395,661)

Net unrealized depreciation						$(240,994)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio ‘s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,431,947	$113,995	$—	$2,545,942
Air Freight & Logistics	1,024,089	74,765	—	1,098,854
Airlines	311,016	32,319	—	343,335
Auto Components	643,224	169,737	—	812,961
Automobiles	1,029,527	1,210,874	—	2,240,401
Banks	12,871,730	12,117,030	—	24,988,760
Beverages	5,693,563	1,149,377	—	6,842,940
Biotechnology	12,957,190	717,514	3,470	13,678,174

28

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Building Products	$1,386,713	$266,515	$—	$1,653,228
Capital Markets	5,906,826	871,745	—	6,778,571
Chemicals	4,302,681	1,682,082	—	5,984,763
Commercial Services & Supplies	2,301,564	393,116	—	2,694,680
Communications Equipment	2,312,579	183,691	—	2,496,270
Construction & Engineering	1,935,741	624,957	—	2,560,698
Construction Materials	483,089	704,054	—	1,187,143
Consumer Finance	1,990,742	108,965	—	2,099,707
Containers & Packaging	185,005	5,704	—	190,709
Distributors	453,578	—	—	453,578
Diversified Consumer Services	1,837,674	5,090	—	1,842,764
Diversified Financial Services	1,622,185	1,025,915	—	2,648,100
Diversified Telecommunication Services	3,210,580	1,613,498	—	4,824,078
Electric Utilities	3,832,854	878,852	—	4,711,706
Electrical Equipment	1,736,928	340,414	—	2,077,342
Electronic Equipment, Instruments & Components	2,897,072	2,201,709	—	5,098,781
Energy Equipment & Services	622,283	—	—	622,283
Entertainment	3,228,068	372,622	—	3,600,690
Equity Real Estate Investment Trusts (REITs)	10,185,966	213,297	—	10,399,263
Food & Staples Retailing	3,762,286	1,729,106	—	5,491,392
Food Products	4,820,091	3,144,015	—	7,964,106
Gas Utilities	1,417,775	1,451,234	—	2,869,009
Health Care Equipment & Supplies	8,017,311	706,988	—	8,724,299
Health Care Providers & Services	7,971,539	639,428	—	8,610,967
Health Care Technology	2,858,930	152,439	—	3,011,369
Hotels, Restaurants & Leisure	4,136,571	336,390	1,595	4,474,556
Household Durables	1,673,940	735,325	—	2,409,265
Household Products	2,706,710	833,560	—	3,540,270
Independent Power and Renewable Electricity Producers	18,810	89,138	—	107,948
Industrial Conglomerates	1,662,653	655,812	—	2,318,465
Insurance	4,416,611	3,776,989	—	8,193,600
Interactive Media & Services	9,010,348	6,445,419	—	15,455,767
Internet & Direct Marketing Retail	14,118,672	1,780,408	—	15,899,080
IT Services	11,155,972	1,673,993	—	12,829,965

29

Schedule of Investments (unaudited) (continued) March 31, 2020	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Leisure Products	$122,431	$43,570	$—	$166,001
Life Sciences Tools & Services	2,507,115	433,258	—	2,940,373
Machinery	5,044,607	1,410,524	—	6,455,131
Marine	—	129,142	—	129,142
Media	2,786,794	301,852	—	3,088,646
Metals & Mining	2,006,299	3,085,127	—	5,091,426
Mortgage Real Estate Investment Trusts (REITs)	255,446	—	—	255,446
Multi-Utilities	2,034,027	272,590	—	2,306,617
Multiline Retail	1,510,819	175,726	—	1,686,545
Oil, Gas & Consumable Fuels	4,939,068	4,580,173	—	9,519,241
Paper & Forest Products	698,680	162,383	—	861,063
Personal Products	376,679	814,416	—	1,191,095
Pharmaceuticals	10,751,889	3,861,823	—	14,613,712
Professional Services	2,247,902	170,122	—	2,418,024
Real Estate Management & Development	437,648	1,025,328	—	1,462,976
Road & Rail	2,567,685	384,825	—	2,952,510
Semiconductors & Semiconductor Equipment	9,173,648	6,604,837	—	15,778,485
Software	19,734,954	742,038	—	20,476,992
Specialty Retail	4,684,765	328,189	—	5,012,954
Technology Hardware, Storage & Peripherals	8,114,172	4,752,973	—	12,867,145
Textiles, Apparel & Luxury Goods	2,014,028	939,459	—	2,953,487
Thrifts & Mortgage Finance	1,367,697	662,661	—	2,030,358
Tobacco	188,316	391,351	—	579,667
Trading Companies & Distributors	2,557,123	329,757	—	2,886,880
Transportation Infrastructure	290,518	436,789	—	727,307
Water Utilities	586,335	86,224	—	672,559
Wireless Telecommunication Services	698,856	2,769,503	—	3,468,359
Preferred Securities(a)	1,808,037	68,562	—	1,876,599
Rights(a)	23,296	—	—	23,296
Short-Term Securities	70,613,731	—	—	70,613,731

	$325,285,198	$86,191,283	$5,065	$411,481,546

Derivative Financial Instruments(b)
Assets:
Equity contracts	$6,223,375	$—	$—	$6,223,375
Forward foreign currency contracts	—	154,667	—	154,667
Liabilities:
Equity contracts	(17,343,111)	—	—	(17,343,111)
Forward foreign currency contracts	—	(395,661)	—	(395,661)

	$(11,119,736)	$(240,994)	$—	$(11,360,730)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30